CADRE INSTITUTIONAL INVESTORS TRUST
                CADRE LIQUID ASSET FUND - U.S. GOVERNMENT SERIES
                                  ANNUAL REPORT

                                OCTOBER 31, 1999

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE LIQUID ASSET FUND - U.S. GOVERNMENT SERIES
CIIT CHAIRMAN'S ANNUAL REPORT LETTER
--------------------------------------------------------------------------------

Dear Shareholders,

As 1999 comes to a close and we stand poised for the new millenium, I cannot help but reflect on what a year this has been for the Cadre Institutional Investors Trust (the "Fund"). Since the Fund's inception in 1995, there has not been such a robust year of development. This year saw the successful implementation of Y2K readiness projects by our service providers and the full implementation of the Fund's new master/feeder investment structure. During this year, we have enjoyed explosive growth of new assets and investors to record levels.

As many of you know, the Fund developed a master/feeder investment structure to permit the Fund to expand its distribution channels to new markets and shareholders, while permitting us to combine investment assets into our master portfolios. Through this development, the Fund now offers six investment series, each of which has received a AAA rating. As a result, the total assets of the Fund have grown to a record high, as of October 31, 1999, of $893 million; and, the number of shareholders has reached a new high of 335 shareholders. 2000 will present a significant challenge if we hope to surpass the accomplishments of 1999, but I am confident that the Fund's service agents, Cadre Financial Services, Inc. and Cadre Securities, Inc. stand ready to meet this challenge.

We will strive hard to exceed our 1999 accomplishments. For 2000, Cadre will remain focused on the Fund's guiding principles of safety, liquidity and yield, while continuing two major Fund initiatives -Technology and Education.

As we move into the new millennium, we are all faced with increasing demands and decreasing resources. We all face the charge "Do more with less". Therefore, we will increase our focus on one of the most valuable benefits of the Fund - Time. Through the greater use of technology, we expect that the Fund will yield greater TIME savings for you and your staff. Technology gives us the ability to provide you with immediate access to your investments, online, permitting faster processing time and the ability to conduct business on your time. Cadre has invested great resources in the Fund's online reporting system, Compass, and will do even more in 2000. During this coming year, Compass will be further developed to provide enhanced reporting and transaction capability. Through Compass, the Fund will continue to benefit its shareholders by reducing the time spent managing your liquid assets.

Finally, important to us all, is the role of education. In the ever-changing landscape of investments, it is very demanding to stay abreast of the latest developments. The investment world is growing in complexity and the demands of our positions are becoming increasingly challenging. For 2000, Cadre will focus on providing value-added education in the many areas affecting your role as a financial officer. Cadre intends to provide valuable investment and technology seminars designed to help each of us better understand prudent investing and effective cash management.

These initiatives will be as rewarding as they are difficult, but with your continued support of the Fund, we are certain they will be accomplished. We look forward to the millennium ahead.

Sincerely,

William T. Sullivan, Jr.
Chairman

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE LIQUID ASSET FUND - U.S. GOVERNMENT SERIES
ECONOMIC OVERVIEW
--------------------------------------------------------------------------------

In September 1998, the failure of Long Term Capital Management, a large hedge fund, caused global financial panic, which resulted in a global flight to quality in the U.S. Treasury market. This flight to quality caused the yield on the 30-Year Treasury Bond to decline below 4.75%, its lowest level in history. The Federal Reserve responded by aggressively lowering the overnight bank rate by 75 basis points. In a period of six weeks, the Fed lowered the Fed Funds target interest rate, in a series of three 25 basis point moves (from 5.50% to 4.75%), which included a rare inter-meeting move in October of 1998. The decline in interest rates was a result of the view that the domestic economy would slow dramatically. However, global financial markets stabilized and the domestic economy continued to show resilience.

During the period, Gross Domestic Product (GDP) grew at an annualized rate of 4.3% and in the third quarter GDP was up an impressive 5.5%. The consumer has been the catalyst for this strong economy. The consumer has benefited from a tight labor market as evidenced by an unemployment rate of 4.1% combined with the wealth effect, a result of the impressive gains in the stock market. In fact, in the first quarter of 1999, consumer spending, which accounts for two thirds of economic activity posted its largest gain in eleven years.

This economic strength combined with a lower rate of unemployment, concerned Fed officials enough to begin raising the Fed Funds target interest rate. In fact, beginning on June 30th of 1999, the Fed embarked on a series of three 25 basis point rate increases, with the most recent move occurring on November 16th. This last move completely reversed all the monetary stimulus provided by the Fed in the fourth quarter of 1998.

Although the economy continues to grow at a brisk pace and the Fed has responded by reversing all of the reductions of 1998, inflation still remains absent. The GDP price deflator, a measure of price increases followed by many investors, rose at a 1.1% pace in the third quarter, down from the 1.4% rate of the previous quarter. This data mirrors other inflationary measures. The Producer Price Index (PPI) decreased .1% in October and excluding the volatile food and energy components, the core PPI increased .3%. Through October, core PPI has risen at a .9% annual rate, down from a 1.6% rate during the first ten months of last year. Prices also remain well behaved at the consumer level. The Consumer Price Index (CPI) increased .2% in October and the core CPI increased .2%. Through October, core CPI has risen at a 1.9% annual rate, down from a 2.0% rate during the first ten months of last year

Despite the unemployment rate being at its lowest level since 1970, wages remain well under control. The employment cost index (ECI) increased .9% in the third quarter and benefit costs rose .8%. For the twelve months ended September 30th the ECI rose 3.1%, down from a 3.7% increase for the 12 month period ended September 30th 1998.

Worker productivity has played a large role in the economy's ability to maintain a low unemployment rate with little signs of inflation. In the third quarter, worker productivity increased at a 4.2% annual rate, which was the largest gain since the first quarter of 1998.

In the statement that accompanied the November rate increase, the Fed stated that "the pool of available workers willing to take jobs has been drawn down further in recent months, a trend that must eventually be contained if inflationary imbalances are to remain in check." Therefore, we believe that continued tightening of the labor market or signs of inflation could force another Fed rate increase by the first quarter of 2000.

                              TRUSTEES AND OFFICERS

William T. Sullivan, Jr.                             C. Roderick O'Neil
Chairman and Trustee                                 Trustee

David L. Boyle                                       William J. Reynolds
Trustee                                              Trustee

Russell E. Galipo                                    Dr. Don I. Tharpe
Trustee                                              Trustee

Harvey A. Fein                                       Anne E. Gill, Esq.
Trustee                                              Secretary

Michael P. Flanagan                                  Martin G. Flannigan
Trustee                                              Treasurer

Donald E. Gray, Jr. C.G.F.M.
Trustee

                 INVESTMENT ADVISOR/ADMINISTRATOR/TRANSFER AGENT
                         Cadre Financial Services, Inc.
                               905 Marconi Avenue
                           Ronkonkoma, New York 11779


                                   DISTRIBUTOR
                             Cadre Securities, Inc.
                               905 Marconi Avenue
                           Ronkonkoma, New York 11779


                                    CUSTODIAN
                                     US Bank
                                  US Bank Place
                             601 Second Avenue South
                          Minneapolis, Minnesota 55402


                         INDEPENDENT PUBLIC ACCOUNTANTS
                                    KPMG LLP
                                757 Third Avenue
                            New York, New York 10017


                                  LEGAL COUNSEL
                              Schulte, Roth & Zabel
                                900 Third Avenue
                            New York, New York 10022

KPMG LOGO

     Financial Services
     757 Third Avenue
     New York, NY 10017



                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------

To the Shareholders and Board of Trustees of Cadre Institutional Investors Trust
Cadre Liquid Asset Fund - U.S. Government Series:

We have audited the accompanying statement of assets and liabilities of Cadre Institutional Investors Trust - Cadre Institutional Investors Trust - Cadre Liquid Asset Fund - U.S. Government Series (the "Fund"), as of October 31, 1999, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the four year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cadre Institutional Investors Trust - Cadre Liquid Asset Fund - U.S. Government Series as of October 31, 1999, the results of its operations for the year then ended, the changes in its net assets for the years in the two year period then ended, and the financial highlights for each year in the four year period then ended, in conformity with generally accepted accounting principles.



                                             /s/ KPMG LLP
                                                 ------------
                                                 KPMG LLP

New York, New York
December 14, 1999

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE LIQUID ASSET FUND - U.S. GOVERNMENT SERIES
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1999
--------------------------------------------------------------------------------




ASSETS:

Investment in Cadre Institutional Investors Trust --
U.S. Government Money Market Portfolio, at value                            --
                                                                     $44,998,327
Receivable from advisor                                                   11,771
Other assets                                                             165,000
                                                                     -----------
          Total Assets                                                45,175,098
                                                                     -----------

LIABILITIES:


Accrued trustees' fees and expenses                                        2,535
Other accrued expenses                                                    24,592
                                                                     -----------
          Total Liabilities                                               27,127
                                                                     -----------

          NET ASSETS                                                 $45,147,971
                                                                     ===========

Shares of beneficial interest outstanding                             45,147,576
                                                                     ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE             $      1.00
                                                                     ===========

NET ASSETS CONSIST OF:
Common Stock, at par value                                           $    45,148
Paid-in-capital in excess of par value                                45,102,428
Accumulated net realized gain on
     investment securities transactions                                      395
                                                                     -----------
          NET ASSETS                                                 $45,147,971
                                                                     ===========



   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE LIQUID ASSET FUND - U.S. GOVERNMENT SERIES
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 1999
--------------------------------------------------------------------------------



INVESTMENT INCOME:

INVESTMENT INCOME AND EXPENSES ALLOCATED FROM CIIT U.S
     GOVERNMENT MONEY MARKET PORTFOLIO

      Interest                                                      $ 2,355,891

      Expenses                                                           70,345
                                                                    -----------
NET INVESTMENT INCOME FROM CIIT U.S.GOVERNMENT MONEY
       MARKET PORTFOLIO                                               2,285,546




INVESTMENT INCOME  ATTRIBUTABLE TO OTHER INVESTMENTS


    Interest income                                                     659,816
                                                                    -----------
Total investment income                                               2,945,362


EXPENSES:
    Administration fees                                 $   101,568
    Custodian fees                                           38,867
    Transfer agent fees                                      29,944
    Legal fees                                               23,045
    Investment advisory fees                                 19,536
    Rating agency fees                                       17,319
    Audit fees                                               11,411
    Registration fees                                         5,838
    Reports to shareholders' expense                          4,398
    Insurance fees                                            4,272
                                                         -----------
             Total expenses                                 256,198
             Less: Fee waivers and expense
               reimbursements                               (60,412)
                                                        -----------
             Net expenses                                              195,786
                                                                   -----------
Net investment income                                                2,749,576
Net realized gains on investment/securities sold
     (Note 2)                                                              601
                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 2,750,177
                                                                   ===========



   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE LIQUID ASSET FUND - U.S. GOVERNMENT SERIES
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  YEAR ENDED OCTOBER  YEAR ENDED OCTOBER
                                                                       31, 1999            31, 1998
                                                                  ------------------  ------------------

OPERATIONS:

   Net investment income                                              $   2,749,576    $   5,523,795
   Net realized gains on investment securities transactions                     601             --
                                                                      -------------    -------------
        Net increase in net assets resulting from operations              2,750,177        5,523,795
                                                                      -------------    -------------

DIVIDENDS TO SHAREHOLDERS FROM:

   Net investment income (Note 2)                                        (2,749,576)      (5,523,795)
                                                                      -------------    -------------

SHARE TRANSACTIONS:

   Net proceeds from sale of shares                                     384,801,853      365,846,598
   Net asset value of shares issued to shareholders from
    reinvestment of dividends                                             2,749,576        5,523,795
   Cost of shares redeemed                                             (440,632,708)    (411,802,360)
                                                                      -------------    -------------
       Net decrease in net assets resulting from share transactions     (53,081,279)     (40,431,967)
                                                                      -------------    -------------

   Net decrease in net assets                                           (53,080,678)     (40,431,967)

NET ASSETS:

   Beginning of year                                                     98,228,649      138,660,616
                                                                      -------------    -------------
   End of year                                                        $  45,147,971    $  98,228,649
                                                                      =============    =============

OTHER INFORMATION:

Share Transactions:
   Shares sold                                                          384,801,853      365,846,598
   Shares issued to shareholders from reinvestment of
   dividends                                                              2,749,576        5,523,795
   Shares repurchased                                                  (440,632,708)    (411,802,360)
                                                                      -------------    -------------
       Net decrease in shares outstanding                               (53,081,279)     (40,431,967)
                                                                      =============    =============



   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE LIQUID ASSET FUND - U.S. GOVERNMENT SERIES
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------


NOTE 1 - ORGANIZATION

Cadre Institutional Investors Trust (the "Trust") (formerly known as Ambac Treasurer's Trust), was organized in April, 1996 as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of ten series as follows: Cadre Liquid Asset Fund - U.S. Government Series, Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - U.S. Government Series, Cadre Affinity Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series , U.S. Government Money Market Portfolio and Money Market Portfolio. Previously the Trust offered shares of Ambac U.S. Treasury Money Market Fund, which ceased operations on June 30, 1997. The accompanying financial statements and financial highlights are those of Cadre Liquid Asset Fund - U.S. Government Series (the "Fund") (formerly known as Cadre Institutional Investors Trust Liquid Asset Fund and U.S. Government Money Market Fund). The Fund commenced investment operations on April 24, 1996.

At a meeting of the Fund's Board of Trustees (the "Trustees") held on June 17, 1998, the Trustees approved an amendment to the investment policy of the Fund to permit the Fund to pursue its investment objective by investing all of its investable assets in shares of the U.S. Government Money Market Portfolio (the "Portfolio"). The Portfolio is a series of the Trust that has substantially the same investment objective, policies and restrictions as the Fund. The Trustees also approved certain amendments to the investment restrictions of the Fund and a new investment advisory agreement with the investment adviser, in order to permit implementation of this new policy. These amendments were subsequently approved by the shareholders of the Fund at a meeting held on October 30, 1998.

On December 21, 1998, the Fund transferred all of its securities to the Portfolio in exchange for interests in the Portfolio. This transfer of securities was not a taxable event. Upon transfer of these securities, the Fund began investing all of its investable assets in the Portfolio.

The value of the Fund's investment in the Portfolio, as reflected in the Statement of Assets and Liabilities, reflects the Fund's proportionate interest in the net assets of the Portfolio (24.4% at October 31, 1999). The Portfolio has the same investment objectives as the Fund and the performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE LIQUID ASSET FUND - U.S. GOVERNMENT SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

VALUATION OF SECURITIES
Valuation of securities by the Portfolio is discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

INVESTMENT INCOME
The Fund records its proportionate share of net investment income and realized gains and losses each day. All of the net investment income and realized gain and loss of the Portfolio is allocated on a pro-rata basis among the Fund and the other investors in the Portfolio at the time of such determination.

DIVIDENDS TO SHAREHOLDERS
Substantially all of the Fund's net investment income and net realized capital gains, if any, are declared as dividends daily and paid monthly. Net short-term capital gains, if any, will be distributed in accordance with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), and may be reflected in the Fund's daily dividend rate. Substantially all of the realized net long-term capital gains, if any, are declared and paid annually, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund.

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

FEDERAL INCOME TAXES
The Fund is treated as a separate entity for federal income tax purposes and intends to qualify each year as a "regulated investment company" under Subchapter M of the Code and to make distributions of substantially all of its income, including net realized capital gains, if any, to relieve it from substantially all Federal and excise taxes. Therefore, no Federal tax provision is required.

EXPENSES
Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE LIQUID ASSET FUND - U.S. GOVERNMENT SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------


NOTE 3 - TRANSACTIONS WITH AFFILIATES

Prior to December 21, 1998, the Fund did not invest all of its investable assets in the Portfolio. Rather, the Trust, on behalf of the Fund, had entered into an Investment Advisory Agreement with Cadre Financial Services, Inc. ("Cadre"), a wholly-owned subsidiary of Ambac Financial Group, Inc., whereby Cadre provided investment advisory services to the Fund. For its services, Cadre was paid an annual fee of 0.15% of the Fund's average daily net assets. This agreement was terminated on December 21, 1998.

The Trust, on behalf of the Fund, has entered into an Administration Agreement with Cadre, under which Cadre is responsible for certain aspects of the administration and operation of the Fund. For its services, Cadre is paid an annual fee of 0.19% of the Fund's first $250 million average daily net assets, 0.165% of the Fund's next $750 million average daily net assets and 0.14% of the Fund's average daily net assets in excess of $1 billion. Prior to December 21, 1998, Cadre was entitled to administration fees of 0.10% of the Fund's first $500 million average daily net assets, 0.075% of the Fund's next $500 million average daily net assets and 0.05% of the Fund's average daily net assets in excess of $1 billion.

The Trust, on behalf of the Fund, has entered into a Transfer Agent Agreement with Cadre, under which Cadre is responsible for providing shareholder recordkeeping services to the Fund. For its services, Cadre is paid an annual fee of 0.05% of the Fund's first $250 million average daily net assets, 0.04% of the Fund's next $750 million average daily net assets and 0.03% of the Fund's average daily net assets in excess of $1 billion. Prior to December 21, 1998, Cadre was entitled to transfer agent fees of 0.05% of the Fund's average daily net assets.

Cadre Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of Ambac Financial Group, Inc., acts as the exclusive distributor of the Trust's shares.

Certain officers of the Trust may be officers of Cadre and/or the Distributor or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of Cadre and/or the Distributor or their affiliated companies, are each paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. Members of the Audit Committee receive an attendance fee of $750 for each Audit Committee meeting they attend. The Chairman of the Audit Committee receives an additional $1,000 annual fee. Officers of the Trust receive no compensation from the Trust.


NOTE 4 - WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

Cadre has voluntarily agreed to waive a portion of its fees and to reimburse the Fund for certain expenses to the extent the total operating expenses of the Fund exceed 0.45% (annualized) of the Funds average daily net

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE LIQUID ASSET FUND - U.S. GOVERNMENT SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

assets. During the year ended October 31, 1999, Cadre waived fees of $24,064 and reimbursed expenses of $36,348 so that the Fund could meet this expense limitation.

The Fund has adopted an Excess Expense Reimbursement Plan (the "Plan") pursuant to which the Fund has agreed to reimburse Cadre for any waived fees or reimbursed expenses to the extent the Fund's total operating expenses are less than the expense limitation of 0.45% (annualized) of the Fund's average daily net assets. The Plan which has a term of three years, terminates on March 16, 2002. During the year ended October 31, 1999, the Fund did not reimburse Cadre for any fees waived or expenses reimbursed pursuant to the terms of the Plan.

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE LIQUID ASSET FUND - U.S. GOVERNMENT SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding, is as follows:




                                              YEAR ENDED     YEAR ENDED    YEAR ENDED  PERIOD ENDED
                                              OCTOBER 31,    OCTOBER 31,   OCTOBER 31,  OCTOBER 31,
                                                  1999          1998         1997         1996(1)
                                              -----------   ------------  -----------  ------------

For a share outstanding throughout the period

Net asset value, beginning of period            $   1.00     $   1.00     $   1.00     $   1.00
                                                --------     --------     --------     --------

Income from investment operations:
  Net investment income (2)                         0.046       0.052        0.053        0.027

Less dividends:
   Dividends from net investment income            (0.046)     (0.052)      (0.053)      (0.027)
                                                ---------     -------     --------      -------

Net asset value, end of period                  $   1.00     $   1.00     $   1.00     $   1.00
                                                ========     =========    ========     ========

Ratio/Supplemental Data:
Total Return                                        4.70%        5.17%        5.39%        2.72%**
Net assets, end of period (000's)               $ 45,148     $ 98,229     $138,661     $ 70,881

Ratio to average net assets:
   Net investment income including                  4.61%        5.17%        5.38%        5.18% *
   reimbursement/waiver
   Operating expenses including                     0.45%        0.41%        0.26%        0.20% *
   reimbursement/waiver
   Operating expenses excluding                     0.55%        0.47%        0.49%        0.75% *
   reimbursement/waiver



(1) The Fund commenced investment operations on April 24, 1996.
(2) Net investment income per share before waiver of fees and reimbursement of expenses by the Investment Advisor was $0.0451, $0.0523, $0.0514 and $0.024 for the years ended October 31, 1999, 1998 and 1997 and the period ended October 31, 1996, respectively.

*-Annualized
**-Unannualized

KPMG LOGO

     Financial Services
     757 Third Avenue
     New York, NY 10017



                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------

To the Shareholders and Board of Trustees of Cadre Institutional Investors Trust
U.S. Government Money Market Portfolio

We have audited the accompanying statement of assets and liabilities of Cadre Institutional Investors Trust - U.S. Government Money Market Portfolio (the "Portfolio"), including the schedule of investments, as of October 31, 1999, and the related statements of operations and changes in net assets for the period December 21, 1998 (commencement of operations) through October 31, 1999. These financial statements are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Cadre Institutional Investors Trust - U.S. Government Money Market Portfolio as of October 31, 1999, the results of its operations and the changes in its net assets for the period December 21, 1998 (commencement of operations) through October 31, 1999, in conformity with generally accepted accounting principles.

                                                        /s/ KPMG LLP
                                                            ------------
                                                            KPMG LLP

December 14, 1999

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------

   PRINCIPAL                                          YIELD TO
    AMOUNT       DESCRIPTION                      MATURITY ON DATE      Value
(IN THOUSANDS)   MATURITY DATE                       OF PURCHASE      (NOTE 2)
--------------   -------------                       -----------      --------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 70.2%

     $ 5,851     Federal Farm Credit Bank                5.23 %      $ 5,851,000
                 November 1, 1999

       8,000     Federal Home Loan Bank                  5.68          7,901,540
                 January 21, 2000

      10,500     Federal Home Loan Bank                  5.71         10,351,612
                 February 1, 2000

       6,000     Federal Home Loan Bank                  5.70          5,908,833
                 February 9, 2000

       5,000     Federal Home Loan Bank                  5.45          5,001,797
                 July 19, 2000

      25,000     Federal Home Loan Mortgage Co.          5.32         24,974,625
                 November 8, 1999

      15,000     Federal Home Loan Mortgage Co.          5.30         14,976,167
                 November 12, 1999

      10,000     Federal Home Loan Mortgage Co.          5.72          9,857,529
                 February 2, 2000

      11,048     Federal Home Loan Mortgage Co.          5.68         10,878,143
                 February 10, 2000

       6,000     Federal National Mortgage Assoc.        5.23          6,000,000
                 November 1, 1999



   The accompanying notes are an integral part of these financial statements.

                                       14





CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------

   PRINCIPAL                                          YIELD TO
    AMOUNT       DESCRIPTION                      MATURITY ON DATE      Value
(IN THOUSANDS)   MATURITY DATE                       OF PURCHASE      (NOTE 2)
--------------   -------------                       -----------      --------

U.S. GOVERNMENT AGENCY OBLIGATIONS - (CONTINUED)

     $ 15,000    Federal National Mortgage Assoc.        5.31 %      $14,976,121
                 November 12, 1999

        9,500    Federal National Mortgage Assoc.        5.63          9,367,475
                 February 2, 2000

        3,500    Federal National Mortgage Assoc.        5.44          3,497,766
                 June 9, 2000
                                                                     -----------

                 Total U.S. Government Agency Obligations            129,542,608
                                                                     -----------
                 (amortized cost $129,542,608)


                                                           YIELD TO
                                                        RESET ON DATE
                                                         OF PURCHASE

U.S. GOVERNMENT AGENCY FLOATING RATE OBLIGATIONS - 8.1%

               15,000     Federal Home Loan Bank         4.52 %       14,997,328
                          3 Month Treasury Bill Floater
                          Weekly reset
                          April 12, 2000
                                                                     -----------
                          (amortized cost $14,997,328)




   The accompanying notes are an integral part of these financial statements.


                                       15









CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                              YIELD TO
    AMOUNT           DESCRIPTION                     MATURITY ON DATE    Value
(IN THOUSANDS)       MATURITY DATE                      OF PURCHASE    (NOTE 2)
--------------       -------------                      -----------    --------

REPURCHASE AGREEMENTS - 21.5%

     $ 20,000    Repurchase Agreement with Goldman
                 Sachs Group LP, 5.25%, dated            5.32  %     $20,000,000
                 October 29, 1999, due November 1,
                 1999, repurchase price $20,008,750
                 (collateralized by various Government
                 National Mortgage Association Pools
                 with a market value of $20,400,000)

       19,721    Repurchase agreement with Morgan
                 Stanley Group Inc., 5.22%, dated        5.29         19,721,000
                 October 29, 1999, due November 1, 1999,
                 repurchase price $19,729,579
                 (collateralized by various
                 Government National Mortgage Association
                 Pools with a market value of $20,518,456)

                                                                     -----------
                 Total Repurchase Agreements                          39,721,000
                                                                     -----------
                 (amortized cost $39,721,000)


                 Total Investments - 99.8%                           184,260,936
                 (amortized cost $184,260,936)

                 Other assets in excess of liabilities - 0.2%            212,460
                                                                     -----------

                 Net Assets - 100.0%                                $184,473,396
                                                                     ===========








   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1999
--------------------------------------------------------------------------------




ASSETS:

Investments, at value                                               $184,260,936
Cash                                                                      41,532
Interest receivable                                                      214,105
                                                                    ------------
          Total Assets                                               184,516,573
                                                                    ------------


LIABILITIES:

Investment advisory fees payable                                           9,802
Accrued trustees' fees and expenses                                        6,524
Other accrued expenses                                                    26,851
                                                                    ------------
          Total Liabilities                                               43,177
                                                                    ------------

          NET ASSETS                                                $184,473,396
                                                                    ============












   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE PERIOD DECEMBER 21, 1998 (COMMENCEMENT OF OPERATIONS)
THROUGH OCTOBER 31, 1999
--------------------------------------------------------------------------------




INVESTMENT INCOME:


      Interest                                                       $6,812,731



EXPENSES:


    Investment advisory fees                            80,591
    Trustees' fees and expenses                         16,349
    Legal fees                                          44,549
    Audit fees                                          25,120
    Offering costs                                      15,253
    Custodian fees and expenses                         13,481
    Other expenses                                       6,515
                                                    ----------
                        Total expenses                                  201,858
                                                                     ----------
NET INVESTMENT INCOME                                                $6,610,873
                                                                     ==========








   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
FOR THE PERIOD DECEMBER 21, 1998 (COMMENCEMENT OF OPERATIONS)
THROUGH OCTOBER 31, 1999



OPERATIONS:

   Net investment income                                      $     6,610,873
                                                              ---------------



SHARE TRANSACTIONS:

   Contributions                                                1,431,230,426
   Withdrawals                                                 (1,253,367,903)
                                                              ---------------
       Net increase in net assets resulting
          from share transactions                                 177,862,523
                                                              ---------------

       Total increase in net assets                               184,473,396

NET ASSETS:

   Beginning of period                                                      0
                                                              ---------------
   End of period                                              $   184,473,396
                                                              ===============

--------------------------------------------------------------------------------


SUPPLEMENTARY DATA:

Ratio to Average Net Assets

    Net expenses                                                         0.15% *
    Net investment income                                                4.92% *





* - Annualized


   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------


NOTE 1 - ORGANIZATION

Cadre Institutional Investors Trust (the "Trust") (formerly known as Ambac Treasurer's Trust), was organized in April, 1996 as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of ten series as follows: Cadre Liquid Asset Fund - U.S. Government Series, Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - U.S. Government Series, Cadre Affinity Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. Previously the Trust offered the Ambac U.S. Treasury Money Market Fund, which ceased operations on June 30, 1997. The accompanying financial statements and financial highlights are those of the U.S. Government Money Market Portfolio (the "Portfolio"). The Portfolio commenced investment operations on December 21, 1998 upon a tax free transfer of securities from the Cadre Liquid Asset Fund - U.S. Government Series.


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

VALUATION OF SECURITIES
Investments are valued at amortized cost, which approximates market value. The amortized cost method of valuation values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of discounts and premiums, if any, is recorded on an accrual basis. Net realized gains or losses on sales of securities are determined by the identified cost method.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------


REPURCHASE AGREEMENTS
The Portfolio may engage in repurchase agreement transactions with institutions that the Trust's adviser has determined are creditworthy pursuant to guidelines established by the Trust's Board of Trustees. The Portfolio's custodian or designated subcustodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

FEDERAL INCOME TAXES
The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. The cost of securities is substantially the same for book and tax purposes.

EXPENSES
Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.


NOTE 3 - TRANSACTIONS WITH AFFILIATES

The Trust, on behalf of the Portfolio, has entered into an Investment Advisory Agreement with Cadre Financial Services, Inc. ("Cadre"), a wholly-owned subsidiary of Ambac Financial Group, Inc., whereby Cadre provides investment advisory services and administrative services to the Portfolio. For its services, Cadre is paid an annual fee of 0.06% of the Fund's average daily net assets

Cadre Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of Ambac Financial Group, Inc., acts as the exclusive placement agent of the Portfolio's shares.

Certain officers of the Trust may be officers of Cadre and/or the Distributor or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of Cadre and/or the Distributor or their affiliated companies, are each paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. Members of the Audit Committee receive an attendance fee of $750 for each Audit Committee meeting they attend. The Chairman of the Audit Committee receives an additional $1,000 annual fee. Officers of the Trust receive no compensation from the Trust.

                       CADRE INSTITUTIONAL INVESTORS TRUST
                  CADRE AFFINITY FUND - U.S. GOVERNMENT SERIES
                                  ANNUAL REPORT

                                OCTOBER 31, 1999

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE AFFINITY FUND - U.S. GOVERNMENT SERIES
CIIT CHAIRMAN'S ANNUAL REPORT LETTER
--------------------------------------------------------------------------------

Dear Shareholders,

As 1999 comes to a close and we stand poised for the new millenium, I cannot help but reflect on what a year this has been for the Cadre Institutional Investors Trust (the "Fund"). Since the Fund's inception in 1995, there has not been such a robust year of development. This year saw the successful implementation of Y2K readiness projects by our service providers and the full implementation of the Fund's new master/feeder investment structure. During this year, we have enjoyed explosive growth of new assets and investors to record levels.

As many of you know, the Fund developed a master/feeder investment structure to permit the Fund to expand its distribution channels to new markets and shareholders, while permitting us to combine investment assets into our master portfolios. Through this development, the Fund now offers six investment series, each of which has received a AAA rating. As a result, the total assets of the Fund have grown to a record high, as of October 31, 1999, of $893 million; and, the number of shareholders has reached a new high of 335 shareholders. 2000 will present a significant challenge if we hope to surpass the accomplishments of 1999, but I am confident that the Fund's service agents, Cadre Financial Services, Inc. and Cadre Securities, Inc. stand ready to meet this challenge.

We will strive hard to exceed our 1999 accomplishments. For 2000, Cadre will remain focused on the Fund's guiding principles of safety, liquidity and yield, while continuing two major Fund initiatives -Technology and Education.

As we move into the new millennium, we are all faced with increasing demands and decreasing resources. We all face the charge "Do more with less". Therefore, we will increase our focus on one of the most valuable benefits of the Fund - Time. Through the greater use of technology, we expect that the Fund will yield greater TIME savings for you and your staff. Technology gives us the ability to provide you with immediate access to your investments, online, permitting faster processing time and the ability to conduct business on your time. Cadre has invested great resources in the Fund's online reporting system, Compass, and will do even more in 2000. During this coming year, Compass will be further developed to provide enhanced reporting and transaction capability. Through Compass, the Fund will continue to benefit its shareholders by reducing the time spent managing your liquid assets.

Finally, important to us all, is the role of education. In the ever-changing landscape of investments, it is very demanding to stay abreast of the latest developments. The investment world is growing in complexity and the demands of our positions are becoming increasingly challenging. For 2000, Cadre will focus on providing value-added education in the many areas affecting your role as a financial officer. Cadre intends to provide valuable investment and technology seminars designed to help each of us better understand prudent investing and effective cash management.

These initiatives will be as rewarding as they are difficult, but with your continued support of the Fund, we are certain they will be accomplished. We look forward to the millennium ahead.

Sincerely,

William T. Sullivan, Jr.
Chairman

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE AFFINITY FUND - U.S. GOVERNMENT SERIES
ECONOMIC OVERVIEW
--------------------------------------------------------------------------------

In September 1998, the failure of Long Term Capital Management, a large hedge fund, caused global financial panic, which resulted in a global flight to quality in the U.S. Treasury market. This flight to quality caused the yield on the 30-Year Treasury Bond to decline below 4.75%, its lowest level in history. The Federal Reserve responded by aggressively lowering the overnight bank rate by 75 basis points. In a period of six weeks, the Fed lowered the Fed Funds target interest rate, in a series of three 25 basis point moves (from 5.50% to 4.75%), which included a rare inter-meeting move in October of 1998. The decline in interest rates was a result of the view that the domestic economy would slow dramatically. However, global financial markets stabilized and the domestic economy continued to show resilience.

During the period, Gross Domestic Product (GDP) grew at an annualized rate of 4.3% and in the third quarter GDP was up an impressive 5.5%. The consumer has been the catalyst for this strong economy. The consumer has benefited from a tight labor market as evidenced by an unemployment rate of 4.1% combined with the wealth effect, a result of the impressive gains in the stock market. In fact, in the first quarter of 1999, consumer spending, which accounts for two thirds of economic activity posted its largest gain in eleven years.

This economic strength combined with a lower rate of unemployment, concerned Fed officials enough to begin raising the Fed Funds target interest rate. In fact, beginning on June 30th of 1999, the Fed embarked on a series of three 25 basis point rate increases, with the most recent move occurring on November 16th. This last move completely reversed all the monetary stimulus provided by the Fed in the fourth quarter of 1998.

Although the economy continues to grow at a brisk pace and the Fed has responded by reversing all of the reductions of 1998, inflation still remains absent. The GDP price deflator, a measure of price increases followed by many investors, rose at a 1.1% pace in the third quarter, down from the 1.4% rate of the previous quarter. This data mirrors other inflationary measures. The Producer Price Index (PPI) decreased .1% in October and excluding the volatile food and energy components, the core PPI increased .3%. Through October, core PPI has risen at a .9% annual rate, down from a 1.6% rate during the first ten months of last year. Prices also remain well behaved at the consumer level. The Consumer Price Index (CPI) increased .2% in October and the core CPI increased .2%. Through October, core CPI has risen at a 1.9% annual rate, down from a 2.0% rate during the first ten months of last year

Despite the unemployment rate being at its lowest level since 1970, wages remain well under control. The employment cost index (ECI) increased .9% in the third quarter and benefit costs rose .8%. For the twelve months ended September 30th the ECI rose 3.1%, down from a 3.7% increase for the 12 month period ended September 30th 1998.

Worker productivity has played a large role in the economy's ability to maintain a low unemployment rate with little signs of inflation. In the third quarter, worker productivity increased at a 4.2% annual rate, which was the largest gain since the first quarter of 1998.

In the statement that accompanied the November rate increase, the Fed stated that "the pool of available workers willing to take jobs has been drawn down further in recent months, a trend that must eventually be contained if inflationary imbalances are to remain in check." Therefore, we believe that continued tightening of the labor market or signs of inflation could force another Fed rate increase by the first quarter of 2000.

                              TRUSTEES AND OFFICERS

William T. Sullivan, Jr.                             C. Roderick O'Neil
Chairman and Trustee                                 Trustee

David L. Boyle                                       William J. Reynolds
Trustee                                              Trustee

Russell E. Galipo                                    Dr. Don I. Tharpe
Trustee                                              Trustee

Harvey A. Fein                                       Anne E. Gill, Esq.
Trustee                                              Secretary

Michael P. Flanagan                                  Martin G. Flannigan
Trustee                                              Treasurer

Donald E. Gray, Jr. C.G.F.M.
Trustee

                 INVESTMENT ADVISOR/ADMINISTRATOR/TRANSFER AGENT
                         Cadre Financial Services, Inc.
                               905 Marconi Avenue
                           Ronkonkoma, New York 11779


                                   DISTRIBUTOR
                             Cadre Securities, Inc.
                               905 Marconi Avenue
                           Ronkonkoma, New York 11779


                                    CUSTODIAN
                                     US Bank
                                  US Bank Place
                             601 Second Avenue South
                          Minneapolis, Minnesota 55402


                         INDEPENDENT PUBLIC ACCOUNTANTS
                                    KPMG LLP
                                757 Third Avenue
                            New York, New York 10017


                                  LEGAL COUNSEL
                              Schulte, Roth & Zabel
                                900 Third Avenue
                            New York, New York 10022

KPMG LOGO

     Financial Services
     757 Third Avenue
     New York, NY 10017



                          INDEPENDENT AUDITOR'S REPORT
                          ----------------------------

To the Shareholders and Board of Trustees of Cadre Institutional Investors Trust
Cadre Affinity Fund - U.S. Government Series:

We have audited the accompanying statement of assets and liabilities of Cadre Institutional Investors Trust - Cadre Affinity Fund - U.S. Government Series (the "Fund"), as of October 31, 1999, and the related statements of operations, changes in net assets and the financial highlights for the period May 3, 1999 (commencement of operations) through October 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cadre Institutional Investors Trust - Cadre Affinity Fund - U.S. Government Series as of October 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the period May 3, 1999 (commencement of operations) through October 31, 1999, in conformity with generally accepted accounting principles.

                                                       /s/ KPMG LLP
                                                           ------------
                                                           KPMG LLP
New York, New York
December 14, 1999

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE AFFINITY FUND - U.S. GOVERNMENT SERIES
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1999
--------------------------------------------------------------------------------




ASSETS:

Investment in Cadre Institutional Investors Trust -- U.S. Government
Money Market Portfolio, at value                                     $24,895,390
Receivable from advisor                                                    9,286
Other assets                                                              98,331
                                                                     -----------
          Total Assets                                                25,003,007
                                                                     -----------

LIABILITIES:

Accrued trustees' fees and expenses                                        3,377
Other accrued expenses                                                    43,545
                                                                     -----------
          Total Liabilities                                               46,922
                                                                     -----------

         NET ASSETS                                                  $24,956,085
                                                                     ===========

Shares of beneficial interest outstanding                             24,956,085
                                                                     ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE             $      1.00
                                                                     -----------

NET ASSETS CONSIST OF:
Common Stock, at par value                                           $    24,956
Paid-in-capital in excess of par value                                24,931,129
                                                                     -----------
          Net assets                                                 $24,956,085
                                                                     ===========





   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE AFFINITY FUND - U.S. GOVERNMENT SERIES
STATEMENT OF OPERATIONS
FOR THE PERIOD MAY 3, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 1999
--------------------------------------------------------------------------------



INVESTMENT INCOME:

INVESTMENT INCOME AND EXPENSES ALLOCATED FROM CIIT U.S
     GOVERNMENT MONEY MARKET PORTFOLIO

      Interest                                                        $ 719,143

      Expenses                                                           20,546
                                                                      ---------
NET INVESTMENT INCOME FROM CIIT U.S .GOVERNMENT MONEY
      MARKET PORTFOLIO                                                  698,597




EXPENSES:
     Administration fees                                  $  26,651
     Transfer agent fees                                      7,013
     Trustees' fees and expenses                              4,410
     Offering costs                                          20,885
     Custodian fees                                          19,375
     12b-1 fees                                              14,027
     Registration and filing fees                            11,295
     Audit fees                                              10,000
     Legal fees                                               9,734
     Reports to shareholders expense                          5,910
     Other expenses                                             104
                                                          ---------
        Total expenses                                      129,404
        Less: Fee waivers and expense reimbursements        (72,814)
                                                          ---------
        Net expenses                                                     56,590
                                                                      ---------
NET INVESTMENT INCOME                                                 $ 642,007
                                                                      =========









   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE AFFINITY FUND - U.S. GOVERNMENT SERIES
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD MAY 3, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 1999
--------------------------------------------------------------------------------





OPERATIONS:

   Net investment income                                              $     642,007
                                                                      -------------

DIVIDENDS TO SHAREHOLDERS FROM:

   Net investment income (Note 2)                                          (642,007)
                                                                      -------------

SHARE TRANSACTIONS:

   Net proceeds from sale of shares                                     169,203,676
   Net asset value of shares issued to shareholders from
    reinvestment of dividends                                               642,007
   Cost of shares redeemed                                             (144,889,598)
                                                                      -------------
       Net increase in net assets resulting from share transactions      24,956,085
                                                                      -------------

       Net increase in net assets                                        24,956,085

NET ASSETS:

   Beginning of period                                                            0
                                                                      -------------
   End of period                                                      $  24,956,085
                                                                      =============

OTHER INFORMATION:

Share Transactions:
   Shares sold                                                          169,203,676
   Shares issued to shareholders from reinvestment of
   Dividends                                                                642,007
   Shares repurchased                                                  (144,889,598)
                                                                      -------------
       Net increase in shares outstanding                                24,956,085
                                                                      =============





   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE AFFINITY FUND - U.S. GOVERNMENT SERIES
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------


NOTE 1 - ORGANIZATION

Cadre Institutional Investors Trust (the "Trust") (formerly known as Ambac Treasurer's Trust), was organized in April, 1996 as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of ten series as follows: Cadre Liquid Asset Fund - U.S. Government Series, Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - U.S. Government Series, Cadre Affinity Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. Previously the Trust offered the Ambac U.S. Treasury Money Market Fund, which ceased operations on June 30, 1997. The accompanying financial statements and financial highlights are those of Cadre Affinity Fund - U.S. Government Series (the "Fund"). The Fund commenced investment operations on May 3, 1999.

The Fund invests all of its investable assets in the U.S. Government Money Market Portfolio ("the Portfolio"). The Portfolio has the same investment objectives as the Fund.

The value of the Fund's investment in the Portfolio, as reflected in the Statement of Assets and Liabilities, reflects the Fund's proportionate interest in the net assets of the Portfolio (13.5% at October 31, 1999). The Portfolio has the same investment objective as the Fund and the performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

VALUATION OF SECURITIES
Valuation of securities by the Portfolio is discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

INVESTMENT INCOME
The Fund records its proportionate share of net investment income and realized gains and losses each day. All of the net investment income and realized gain and loss of the Portfolio is allocated on a pro-rata basis among the Fund and the other investors in the Portfolio at the time of such determination.

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE AFFINITY FUND - U.S. GOVERNMENT SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------


DIVIDENDS TO SHAREHOLDERS
Substantially all of the Fund's net investment income and net realized capital gains, if any, are declared as dividends daily and paid monthly. Net short-term capital gains, if any, will be distributed in accordance with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), and may be reflected in the Fund's daily dividend rate. Substantially all of the realized net long-term capital gains, if any, are declared and paid annually, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

FEDERAL INCOME TAXES
The Fund is treated as a separate entity for federal income tax purposes and intends to qualify each year as a "regulated investment company" under Subchapter M of the Code and to make distributions of substantially all of its income, including net realized capital gains, if any, to relieve it from substantially all Federal and excise taxes. Therefore, no Federal tax provision is required.

EXPENSES
Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.


NOTE 3 - TRANSACTIONS WITH AFFILIATES

The Trust, on behalf of the Fund, has entered into an Administration Agreement with Cadre Financial Services, Inc. ("Cadre"), a wholly-owned subsidiary of the Ambac Financial Group, Inc., under which Cadre is responsible for certain aspects of the administration and operation of the Fund. For its services, Cadre is paid an annual fee of 0.10% of the Fund's first $250 million average daily net assets, 0.075% of the Fund's next $750 million average daily net assets and 0.05% of the Fund's average daily net assets in excess of $1 billion.

The Trust, on behalf of the Fund, has entered into a Transfer Agent Agreement with Cadre, under which Cadre is responsible for providing shareholder recordkeeping services to the Fund. For its services, Cadre is paid an annual fee of 0.05% of the Fund's first $250 million average daily net assets, 0.04% of the Fund's next $750 million average daily net assets and 0.03% of the Fund's average daily net assets in excess of $1 billion.

Cadre Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of Ambac Financial Group, Inc., acts as the exclusive distributor of the Trust's shares.

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE AFFINITY FUND - U.S. GOVERNMENT SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

Certain officers of the Trust may be officers of Cadre and/or the Distributor or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of Cadre and/or the Distributor or their affiliated companies, are each paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend.

Members of the Audit Committee receive an attendance fee of $750 for each Audit Committee meeting they attend. The Chairman of the Audit Committee receives an additional $1,000 annual fee. Officers of the Trust receive no compensation from the Trust.


NOTE 4 - WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

Cadre has voluntarily agreed to waive a portion of its fees and to reimburse the Fund for certain expenses to the extent the total operating expenses of the Fund exceed 0.55% (annualized) of the Funds average daily net assets. During the period May 3, 1999 (commencement of operations) through October 31, 1999, Cadre waived fees of $33,664 and reimbursed expenses of $39,150 so that the Fund could meet this expense limitation.

The Fund has adopted an Excess Expense Reimbursement Plan (the "Plan") pursuant to which the Fund has agreed to reimburse Cadre for any waived fees or reimbursed expenses to the extent the Fund's total operating expenses go below the expense limitation of 0.55% (annualized) of the Fund's average daily net assets. The Plan has a term of three years from its adoption date of March 16, 2002. During the period May 3, 1999 (commencement of operations) through October 31, 1999, the Fund did not reimburse Cadre for any fees waived or expenses reimbursed pursuant to the terms of the plan.

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE AFFINITY FUND - U.S. GOVERNMENT SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR THE PERIOD MAY 3, 1999 (COMMENCEMENT OF OPERATIONS),
THROUGH OCTOBER 31, 1999


Selected data for a share of beneficial interest outstanding, is as follows:



For a share outstanding throughout the period:

Net asset value, beginning of period                          $  1.00
                                                              -------

Income from investment operations:
     Net investment income (1)                                  0.023


Less dividends:
     Dividends from net investment income                      (0.023)
                                                              -------


Net increase in net asset value                                  --
                                                              -------

Net asset value, end of period                                $  1.00
                                                              =======


Ratio/Supplemental Data:
Total return                                                     2.29% **
Net assets, end of period (000's)                             $24,956


Ratio to average net assets:
     Net investment income including reimbursement/waiver        4.58% *
     Operating expenses including reimbursement/waiver           0.55% *
     Operating expenses excluding reimbursement/waiver           1.07% *

                                                              -------





(1) Net investment income per share before waiver of fees and reimbursement of expenses by the Investment Advisor was $0.0406 for the period ended October 31,1999.

* - Annualized
** - Unannualized

KPMG LOGO

     Financial Services
     757 Third Avenue
     New York, NY 10017



                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------

To the Shareholders and Board of Trustees of Cadre Institutional Investors Trust
U.S. Government Money Market Portfolio

We have audited the accompanying statement of assets and liabilities of Cadre Institutional Investors Trust - U.S. Government Money Market Portfolio (the "Portfolio"), including the schedule of investments, as of October 31, 1999, and the related statements of operations and changes in net assets for the period December 21, 1998 (commencement of operations) through October 31, 1999. These financial statements are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Cadre Institutional Investors Trust - U.S. Government Money Market Portfolio as of October 31, 1999, the results of its operations and the changes in its net assets for the period December 21, 1998 (commencement of operations) through October 31, 1999, in conformity with generally accepted accounting principles.

                                                            /s/ KPMG LLP
                                                            ------------
                                                            KPMG LLP


December 14, 1999

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------

   PRINCIPAL                                         YIELD TO
    AMOUNT     DESCRIPTION                      MATURITY ON DATE        Value
(IN THOUSANDS) MATURITY DATE                       OF PURCHASE        (NOTE 2)
-------------- -------------                       -----------        --------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 70.2%

   $ 5,851     Federal Farm Credit Bank                5.23 %       $ 5,851,000
               November 1, 1999

     8,000     Federal Home Loan Bank                  5.68           7,901,540
               January 21, 2000

    10,500     Federal Home Loan Bank                  5.71          10,351,612
               February 1, 2000

     6,000     Federal Home Loan Bank                  5.70           5,908,833
               February 9, 2000

     5,000     Federal Home Loan Bank                  5.45           5,001,797
               July 19, 2000

    25,000     Federal Home Loan Mortgage Co.          5.32          24,974,625
               November 8, 1999

    15,000     Federal Home Loan Mortgage Co.          5.30          14,976,167
               November 12, 1999

    10,000     Federal Home Loan Mortgage Co.          5.72           9,857,529
               February 2, 2000

    11,048     Federal Home Loan Mortgage Co.          5.68          10,878,143
               February 10, 2000

     6,000     Federal National Mortgage Assoc.        5.23           6,000,000
               November 1, 1999



   The accompanying notes are an integral part of these financial statements.


                                       13





CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------

   PRINCIPAL                                        YIELD TO
    AMOUNT     DESCRIPTION                      MATURITY ON DATE       VALUE
(IN THOUSANDS) MATURITY DATE                       OF PURCHASE       (NOTE 2)
-------------- -------------                       -----------       --------

U.S. GOVERNMENT AGENCY OBLIGATIONS - (CONTINUED)

   $ 15,000    Federal National Mortgage Assoc.        5.31 %      $ 14,976,121
               November 12, 1999

      9,500    Federal National Mortgage Assoc.        5.63           9,367,475
               February 2, 2000

      3,500    Federal National Mortgage Assoc.        5.44           3,497,766
               June 9, 2000
                                                                   -------------

               Total U.S. Government Agency Obligations              129,542,608
                                                                   -------------
               (amortized cost $129,542,608)


                                                   YIELD TO
                                                RESET ON DATE
                                                 OF PURCHASE
                                                 -----------

U.S. GOVERNMENT AGENCY FLOATING RATE OBLIGATIONS - 8.1%

            15,000     Federal Home Loan Bank          4.52 %         14,997,328
                       3 Month Treasury Bill Floater
                       Weekly reset
                       April 12, 2000
                       (amortized cost $14,997,328)                -------------





   The accompanying notes are an integral part of these financial statements.



                                       14






CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                        YIELD TO
    AMOUNT     DESCRIPTION                      MATURITY ON DATE      VALUE
(IN THOUSANDS) MATURITY DATE                       OF PURCHASE      (NOTE 2)
-------------- -------------                       -----------      --------

REPURCHASE AGREEMENTS - 21.5%

   $ 20,000    Repurchase Agreement with Goldman      5.32  %      $  20,000,000
               Sachs Group LP, 5.25%, dated October
               29, 1999, due November 1, 1999,
               repurchase price $20,008,750
               (collateralized by various
               Government National Mortgage
               Association Pools with a market value
               of $20,400,000)

     19,721    Repurchase agreement with Morgan       5.29            19,721,000
               Stanley Group Inc., 5.22%, dated
               October 29, 1999, due November 1,
               1999, repurchase price $19,729,579
               (collateralized by various
               Government National Mortgage
               Association Pools with a market value
               of $20,518,456)

                                                                   -------------
               Total Repurchase Agreements                            39,721,000
                                                                   -------------
               (amortized cost $39,721,000)


               Total Investments - 99.8%                             184,260,936
               (amortized cost $184,260,936)

               Other assets in excess of liabilities - 0.2%              212,460
                                                                   -------------

               Net Assets - 100.0%                                 $ 184,473,396
                                                                   =============








   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1999
--------------------------------------------------------------------------------




ASSETS:

Investments, at value                                               $184,260,936
Cash                                                                      41,532
Interest receivable                                                      214,105
                                                                    ------------
          Total Assets                                               184,516,573
                                                                    ------------


LIABILITIES:

Investment advisory fees payable                                           9,802
Accrued trustees' fees and expenses                                        6,524
Other accrued expenses                                                    26,851

                                                                    ------------
          Total Liabilities                                               43,177
                                                                    ------------

          NET ASSETS                                                $184,473,396
                                                                    ============









   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE PERIOD DECEMBER 21, 1998 (COMMENCEMENT OF OPERATIONS)
THROUGH OCTOBER 31, 1999
--------------------------------------------------------------------------------




INVESTMENT INCOME:


      Interest                                                        $6,812,731



EXPENSES:


    Investment advisory fees                                80,591
    Trustees' fees and expenses                             16,349
    Legal fees                                              44,549
    Audit fees                                              25,120
    Offering costs                                          15,253
    Custodian fees and expenses                             13,481
    Other expenses                                           6,515
                                                        ----------
                        Total expenses                                   201,858

                                                                      ----------
NET INVESTMENT INCOME                                                 $6,610,873
                                                                      ==========
















   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
FOR THE PERIOD DECEMBER 21, 1998 (COMMENCEMENT OF OPERATIONS)
THROUGH OCTOBER 31, 1999



OPERATIONS:

   Net investment income                                  $     6,610,873
                                                          ---------------



SHARE TRANSACTIONS:

   Contributions                                            1,431,230,426
   Withdrawals                                             (1,253,367,903)
                                                          ---------------
       Net increase in net assets resulting
          from share transactions                             177,862,523
                                                          ---------------

       Total increase in net assets                           184,473,396

NET ASSETS:

   Beginning of period                                                  0
                                                          ---------------
   End of period                                          $   184,473,396
                                                          ===============

--------------------------------------------------------------------------------


SUPPLEMENTARY DATA:

Ratio to Average Net Assets

    Net expenses                                                     0.15% *
    Net investment income                                            4.92% *









* - Annualized


   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------


NOTE 1 - ORGANIZATION

Cadre Institutional Investors Trust (the "Trust") (formerly known as Ambac Treasurer's Trust), was organized in April, 1996 as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of ten series as follows: Cadre Liquid Asset Fund - U.S. Government Series, Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - U.S. Government Series, Cadre Affinity Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. Previously the Trust offered the Ambac U.S. Treasury Money Market Fund, which ceased operations on June 30, 1997. The accompanying financial statements and financial highlights are those of the U.S. Government Money Market Portfolio (the "Portfolio"). The Portfolio commenced investment operations on December 21, 1998 upon a tax free transfer of securities from the Cadre Liquid Asset Fund - U.S. Government Series.


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

VALUATION OF SECURITIES
Investments are valued at amortized cost, which approximates market value. The amortized cost method of valuation values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of discounts and premiums, if any, is recorded on an accrual basis. Net realized gains or losses on sales of securities are determined by the identified cost method.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------


REPURCHASE AGREEMENTS
The Portfolio may engage in repurchase agreement transactions with institutions that the Trust's adviser has determined are creditworthy pursuant to guidelines established by the Trust's Board of Trustees. The Portfolio's custodian or designated subcustodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

FEDERAL INCOME TAXES
The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. The cost of securities is substantially the same for book and tax purposes.

EXPENSES
Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.


NOTE 3 - TRANSACTIONS WITH AFFILIATES

The Trust, on behalf of the Portfolio, has entered into an Investment Advisory Agreement with Cadre Financial Services, Inc. ("Cadre"), a wholly-owned subsidiary of Ambac Financial Group, Inc., whereby Cadre provides investment advisory services and administrative services to the Portfolio. For its services, Cadre is paid an annual fee of 0.06% of the Fund's average daily net assets

Cadre Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of Ambac Financial Group, Inc., acts as the exclusive placement agent of the Portfolio's shares.

Certain officers of the Trust may be officers of Cadre and/or the Distributor or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of Cadre and/or the Distributor or their affiliated companies, are each paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. Members of the Audit Committee receive an attendance fee of $750 for each Audit Committee meeting they attend. The Chairman of the Audit Committee receives an additional $1,000 annual fee. Officers of the Trust receive no compensation from the Trust.

                       CADRE INSTITUTIONAL INVESTORS TRUST
                   CADRE RESERVE FUND - U.S. GOVERNMENT SERIES
                                  ANNUAL REPORT

                                OCTOBER 31, 1999

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE RESERVE FUND - U.S. GOVERNMENT SERIES
CIIT CHAIRMAN'S ANNUAL REPORT LETTER
--------------------------------------------------------------------------------

Dear Shareholders,

As 1999 comes to a close and we stand poised for the new millenium, I cannot help but reflect on what a year this has been for the Cadre Institutional Investors Trust (the "Fund"). Since the Fund's inception in 1995, there has not been such a robust year of development. This year saw the successful implementation of Y2K readiness projects by our service providers and the full implementation of the Fund's new master/feeder investment structure. During this year, we have enjoyed explosive growth of new assets and investors to record levels.

As many of you know, the Fund developed a master/feeder investment structure to permit the Fund to expand its distribution channels to new markets and shareholders, while permitting us to combine investment assets into our master portfolios. Through this development, the Fund now offers six investment series, each of which has received a AAA rating. As a result, the total assets of the Fund have grown to a record high, as of October 31, 1999, of $893 million; and, the number of shareholders has reached a new high of 335 shareholders. 2000 will present a significant challenge if we hope to surpass the accomplishments of 1999, but I am confident that the Fund's service agents, Cadre Financial Services, Inc. and Cadre Securities, Inc. stand ready to meet this challenge.

We will strive hard to exceed our 1999 accomplishments. For 2000, Cadre will remain focused on the Fund's guiding principles of safety, liquidity and yield, while continuing two major Fund initiatives -Technology and Education.

As we move into the new millennium, we are all faced with increasing demands and decreasing resources. We all face the charge "Do more with less". Therefore, we will increase our focus on one of the most valuable benefits of the Fund - Time. Through the greater use of technology, we expect that the Fund will yield greater TIME savings for you and your staff. Technology gives us the ability to provide you with immediate access to your investments, online, permitting faster processing time and the ability to conduct business on your time. Cadre has invested great resources in the Fund's online reporting system, Compass, and will do even more in 2000. During this coming year, Compass will be further developed to provide enhanced reporting and transaction capability. Through Compass, the Fund will continue to benefit its shareholders by reducing the time spent managing your liquid assets.

Finally, important to us all, is the role of education. In the ever-changing landscape of investments, it is very demanding to stay abreast of the latest developments. The investment world is growing in complexity and the demands of our positions are becoming increasingly challenging. For 2000, Cadre will focus on providing value-added education in the many areas affecting your role as a financial officer. Cadre intends to provide valuable investment and technology seminars designed to help each of us better understand prudent investing and effective cash management.

These initiatives will be as rewarding as they are difficult, but with your continued support of the Fund, we are certain they will be accomplished. We look forward to the millennium ahead.

Sincerely,

William T. Sullivan, Jr.
Chairman

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE RESERVE FUND - U.S. GOVERNMENT SERIES
ECONOMIC OVERVIEW
--------------------------------------------------------------------------------

In September 1998, the failure of Long Term Capital Management, a large hedge fund, caused global financial panic, which resulted in a global flight to quality in the U.S. Treasury market. This flight to quality caused the yield on the 30-Year Treasury Bond to decline below 4.75%, its lowest level in history. The Federal Reserve responded by aggressively lowering the overnight bank rate by 75 basis points. In a period of six weeks, the Fed lowered the Fed Funds target interest rate, in a series of three 25 basis point moves (from 5.50% to 4.75%), which included a rare inter-meeting move in October of 1998. The decline in interest rates was a result of the view that the domestic economy would slow dramatically. However, global financial markets stabilized and the domestic economy continued to show resilience.

During the period, Gross Domestic Product (GDP) grew at an annualized rate of 4.3% and in the third quarter GDP was up an impressive 5.5%. The consumer has been the catalyst for this strong economy. The consumer has benefited from a tight labor market as evidenced by an unemployment rate of 4.1% combined with the wealth effect, a result of the impressive gains in the stock market. In fact, in the first quarter of 1999, consumer spending, which accounts for two thirds of economic activity posted its largest gain in eleven years.

This economic strength combined with a lower rate of unemployment, concerned Fed officials enough to begin raising the Fed Funds target interest rate. In fact, beginning on June 30th of 1999, the Fed embarked on a series of three 25 basis point rate increases, with the most recent move occurring on November 16th. This last move completely reversed all the monetary stimulus provided by the Fed in the fourth quarter of 1998.

Although the economy continues to grow at a brisk pace and the Fed has responded by reversing all of the reductions of 1998, inflation still remains absent. The GDP price deflator, a measure of price increases followed by many investors, rose at a 1.1% pace in the third quarter, down from the 1.4% rate of the previous quarter. This data mirrors other inflationary measures. The Producer Price Index (PPI) decreased .1% in October and excluding the volatile food and energy components, the core PPI increased .3%. Through October, core PPI has risen at a .9% annual rate, down from a 1.6% rate during the first ten months of last year. Prices also remain well behaved at the consumer level. The Consumer Price Index (CPI) increased .2% in October and the core CPI increased .2%. Through October, core CPI has risen at a 1.9% annual rate, down from a 2.0% rate during the first ten months of last year

Despite the unemployment rate being at its lowest level since 1970, wages remain well under control. The employment cost index (ECI) increased .9% in the third quarter and benefit costs rose .8%. For the twelve months ended September 30th the ECI rose 3.1%, down from a 3.7% increase for the 12 month period ended September 30th 1998.

Worker productivity has played a large role in the economy's ability to maintain a low unemployment rate with little signs of inflation. In the third quarter, worker productivity increased at a 4.2% annual rate, which was the largest gain since the first quarter of 1998.

In the statement that accompanied the November rate increase, the Fed stated that "the pool of available workers willing to take jobs has been drawn down further in recent months, a trend that must eventually be contained if inflationary imbalances are to remain in check." Therefore, we believe that continued tightening of the labor market or signs of inflation could force another Fed rate increase by the first quarter of 2000.

                              TRUSTEES AND OFFICERS

William T. Sullivan, Jr.                             C. Roderick O'Neil
Chairman and Trustee                                 Trustee

David L. Boyle                                       William J. Reynolds
Trustee                                              Trustee

Russell E. Galipo                                    Dr. Don I. Tharpe
Trustee                                              Trustee

Harvey A. Fein                                       Anne E. Gill, Esq.
Trustee                                              Secretary

Michael P. Flanagan                                  Martin G. Flannigan
Trustee                                              Treasurer

Donald E. Gray, Jr. C.G.F.M.
Trustee

                 INVESTMENT ADVISOR/ADMINISTRATOR/TRANSFER AGENT
                         Cadre Financial Services, Inc.
                               905 Marconi Avenue
                           Ronkonkoma, New York 11779


                                   DISTRIBUTOR
                             Cadre Securities, Inc.
                               905 Marconi Avenue
                           Ronkonkoma, New York 11779


                                    CUSTODIAN
                                     US Bank
                                  US Bank Place
                             601 Second Avenue South
                          Minneapolis, Minnesota 55402


                         INDEPENDENT PUBLIC ACCOUNTANTS
                                    KPMG LLP
                                757 Third Avenue
                            New York, New York 10017


                                  LEGAL COUNSEL
                              Schulte, Roth & Zabel
                                900 Third Avenue
                            New York, New York 10022

KPMG LOGO

     Financial Services
     757 Third Avenue
     New York, NY 10017



                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------

To the Shareholders and Board of Trustees of Cadre Institutional Investors Trust
Cadre Reserve Fund - U.S. Government Series:

We have audited the accompanying statement of assets and liabilities of Cadre Institutional Investors Trust - Cadre Reserve Fund - U.S. Government Series (the "Fund"), as of October 31, 1999, and the related statements of operations, changes in net assets and the financial highlights for the period January 5, 1999 (commencement of operations) through October 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cadre Institutional Investors Trust - Cadre Reserve Fund - U.S Government Series as of October 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the period January 5, 1999 (commencement of operations) through October 31, 1999, in conformity with generally accepted accounting principles.

                                                 /s/ KPMG LLP
                                                 ------------
                                                 KPMG LLP



December 14, 1999

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE RESERVE FUND - U.S. GOVERNMENT SERIES
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1999
--------------------------------------------------------------------------------




ASSETS:

Investment in Cadre Institutional Investors Trust -- U.S. Government
Money Market Portfolio, at value                                    $114,579,643
Receivable from advisor                                                   48,783
Other receivable                                                           3,525
                                                                    ------------
          Total Assets                                               114,631,951
                                                                    ------------


LIABILITIES:

Accrued trustees' fees and expenses                                        6,588
Other accrued expenses                                                    62,854
                                                                    ------------
          Total Liabilities                                               69,442
                                                                    ------------

         NET ASSETS                                                 $114,562,509
                                                                    ============


Shares of beneficial interest outstanding                            114,562,509
                                                                    ============


NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE            $       1.00
                                                                    ============

NET ASSETS CONSIST OF:
Common Stock, at par value                                          $    114,563
Paid-in-capital in excess of par value                               114,447,946
                                                                    ------------
          Net assets                                                $114,562,509
                                                                    ============





   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE RESERVE FUND - U.S. GOVERNMENT SERIES
STATEMENT OF OPERATIONS
FOR THE PERIOD JANUARY 5, 1999 (COMMENCEMENT OF OPERATIONS)
THROUGH OCTOBER 31, 1999
--------------------------------------------------------------------------------



INVESTMENT INCOME:

INVESTMENT INCOME AND EXPENSES ALLOCATED FROM CIIT U.S
     GOVERNMENT MONEY MARKET PORTFOLIO

      Interest                                                    $ 3,737,649

      Expenses                                                        108,837
                                                                  -----------
NET INVESTMENT INCOME FROM CIIT U.S .GOVERNMENT MONEY
     MARKET PORTFOLIO                                               3,628,812




EXPENSES:
     Administration fees                                          $    73,618
     Transfer agent fees                                               36,809
     Offering costs                                                    43,841
     Registration and filing fees                                      37,245
     Legal fees                                                        28,434
     Trustees' fees and expenses                                       11,027
     Audit fees                                                        10,720
     Reports to shareholders expense                                    8,389
     Liability insurance expense                                        1,171
     Other expenses                                                     4,198
                                                                  -----------
                    Total expenses                                    255,452
                    Less: Fee waivers and expense reimbursements     (216,663)
                                                                  -----------
                    Net expenses                                       38,789
                                                                  -----------
NET INVESTMENT INCOME                                             $ 3,590,023
                                                                  ===========










   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE RESERVE FUND - U.S. GOVERNMENT SERIES
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD JANUARY 5, 1999 (COMMENCEMENT OF OPERATIONS)
THROUGH OCTOBER 31, 1999
--------------------------------------------------------------------------------





OPERATIONS:

   Net investment income                                              $   3,590,023
                                                                      -------------

DIVIDENDS TO SHAREHOLDERS FROM:

   Net investment income (Note 2)                                        (3,590,023)
                                                                      -------------

SHARE TRANSACTIONS:

   Net proceeds from sale of shares                                     822,103,703
   Net asset value of shares issued to shareholders from
    reinvestment of dividends                                             3,590,023
   Cost of shares redeemed                                             (711,131,217)
                                                                      -------------
       Net increase in net assets resulting from share transactions     114,562,509
                                                                      -------------

       Net increase in net assets                                       114,562,509

NET ASSETS:

   Beginning of period                                                            0
                                                                      -------------
   End of period                                                      $ 114,562,509
                                                                      =============

OTHER INFORMATION:

Share Transactions:
   Shares sold                                                          822,103,703
   Shares issued to shareholders from reinvestment of
   dividends                                                              3,590,023
   Shares repurchased                                                  (711,131,217)
                                                                      -------------
       Net increase in shares outstanding                               114,562,509
                                                                      =============





   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE RESERVE FUND - U.S. GOVERNMENT SERIES
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------


NOTE 1 - ORGANIZATION

Cadre Institutional Investors Trust (the "Trust") (formerly known as Ambac Treasurer's Trust), was organized in April, 1996 as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of ten series as follows: Cadre Liquid Asset Fund - U.S. Government Series, Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - U.S. Government Series, Cadre Affinity Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. Previously the Trust offered the Ambac U.S. Treasury Money Market Fund, which ceased operations on June 30, 1997. The accompanying financial statements and financial highlights are those of Cadre Reserve Fund - U.S. Government Series (the "Fund"). The Fund commenced investment operations on January 5, 1999.

The Fund invests all of its investable assets in the U.S. Government Money Market Portfolio (the "Portfolio"). The Portfolio is a series of the trust that has substantially the same investment objectives, policies and restrictions as the Fund.

 The value of the Fund's investment in the Portfolio, as reflected in the Statement of Assets and Liabilities, reflects the Fund's proportionate interest in the net assets of the Portfolio (62.1% at October 31, 1999). The Portfolio has the same investment objective as the Fund and the performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

VALUATION OF SECURITIES
Valuation of securities by the Portfolio is discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE RESERVE FUND - U.S. GOVERNMENT SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME
The Fund records its proportionate share of net investment income and realized gains and losses each day. All of the net investment income and realized gain and loss of the Portfolio is allocated on a pro-rata basis among the Fund and the other investors in the Portfolio at the time of such determination.

DIVIDENDS TO SHAREHOLDERS
Substantially all of the Fund's net investment income and net realized capital gains, if any, are declared as dividends daily and paid monthly. Net short-term capital gains, if any, will be distributed in accordance with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), and may be reflected in the Fund's daily dividend rate. Substantially all of the realized net long-term capital gains, if any, are declared and paid annually, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

FEDERAL INCOME TAXES
The Fund is treated as a separate entity for federal income tax purposes and intends to qualify each year as a "regulated investment company" under Subchapter M of the Code and to make distributions of substantially all of its income, including net realized capital gains, if any, to relieve it from substantially all Federal and excise taxes. Therefore, no Federal tax provision is required.

EXPENSES
Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.


NOTE 3 - TRANSACTIONS WITH AFFILIATES

The Trust, on behalf of the Fund, has entered into an Administration Agreement with Cadre Financial Services, Inc. ("Cadre"), a wholly-owned subsidiary of Ambac Financial Group, Inc., under which Cadre is responsible for certain aspects of the administration and operation of the Fund. For its services, Cadre is paid an annual fee of 0.10% of the Fund's first $250 million average daily net assets, 0.075% of the Fund's next $750 million average daily net assets and 0.05% of the Fund's average daily net assets in excess of $1 billion.

The Trust, on behalf of the Fund, has entered into a Transfer Agent Agreement with Cadre, under which Cadre is responsible for providing shareholder recordkeeping services to the Fund. For its services, Cadre is paid an annual fee of 0.05% of the Fund's first $250 million average daily net assets, 0.04% of the Fund's next $750 million average daily net assets and 0.03% of the Fund's average daily net assets in excess of $1 billion.

Cadre Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of Ambac Financial Group, Inc., acts as the exclusive distributor of the Trust's shares.

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE RESERVE FUND - U.S. GOVERNMENT SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

Certain officers of the Trust may be officers of Cadre and/or the Distributor or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of Cadre and/or the Distributor or their affiliated companies, are each paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend.

Members of the Audit Committee receive an attendance fee of $750 for each Audit Committee meeting they attend. The Chairman of the Audit Committee receives an additional $1,000 annual fee. Officers of the Trust receive no compensation from the Trust.


NOTE 4 - WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

Cadre has voluntarily agreed to waive a portion of its fees and to reimburse the Fund for certain expenses to the extent the total operating expenses of the Fund exceed 0.20% (annualized) of the Funds average daily net assets. During the period January 5, 1999(commencement of operations) through October 31, 1999, Cadre waived fees of $110,427 and reimbursed expenses of $106,236 so that the Fund could meet this expense limitation.

The Fund has adopted an Excess Expense Reimbursement Plan (the "Plan") pursuant to which the Fund has agreed to reimburse Cadre for any waived fees or reimbursed expenses to the extent the Fund's total operating expenses go below the expense limitation of 0.20% (annualized) of the Fund's average daily net assets. The Plan has a term of three years from its adoption date of March 16, 2002. During the period January 5, 1999 (commencement of operations) through October 31, 1999, the Fund did not reimburse Cadre for any waived fees or reimbursed expenses pursuant to the terms of the Plan.

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE RESERVE FUND - U.S. GOVERNMENT SERIES
FINANCIAL HIGHLIGHTS
FOR THE PERIOD JANUARY 5, 1999 (COMMENCEMENT OF OPERATIONS),
THROUGH OCTOBER 31, 1999
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding, is as follows:





For a share outstanding throughout the period:

Net asset value, beginning of period                      $          1.00
                                                             ------------

Income from investment operations:
  Net investment income (1)                                         0.040

Less dividends:
   Dividends from net investment income                            (0.040)
                                                             ------------

Net increase in net asset value                                       --
                                                             ------------

Net asset value, end of period (000's)                    $          1.00
                                                             ============


Ratio/Supplemental Data:
Total return                                                         4.04% **
Net assets, end of period                                    $    114,563

Ratio to average net assets:
   Net investment income including reimbursement/waiver              4.86% *
   Operating expenses including reimbursement/waiver                 0.20% *
   Operating expenses excluding reimbursement/waiver                 0.49% *






(1) Net investment income per share before waiver of fees and reimbursement of expenses by the Investment Advisor was $0.0457 for the period ended October 31,1999.

* - Annualized
** - Unannualized


KPMG LOGO

     Financial Services
     757 Third Avenue
     New York, NY 10017



                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------

To the Shareholders and Board of Trustees of Cadre Institutional Investors Trust
U.S. Government Money Market Portfolio

We have audited the accompanying statement of assets and liabilities of Cadre Institutional Investors Trust - U.S. Government Money Market Portfolio (the "Portfolio"), including the schedule of investments, as of October 31, 1999, and the related statements of operations and changes in net assets for the period December 21, 1998 (commencement of operations) through October 31, 1999. These financial statements are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Cadre Institutional Investors Trust - U.S. Government Money Market Portfolio as of October 31, 1999, the results of its operations and the changes in its net assets for the period December 21, 1998 (commencement of operations) through October 31, 1999, in conformity with generally accepted accounting principles.



                                             /s/ KPMG LLP
                                                 ------------
                                                 KPMG LLP


December 14, 1999

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------



   PRINCIPAL                                             YIELD TO
    AMOUNT        DESCRIPTION                       MATURITY ON DATE      VALUE
(IN THOUSANDS)    MATURITY DATE                        OF PURCHASE      (NOTE 2)
--------------    -------------                        -----------      --------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 70.2%

      $ 5,851     Federal Farm Credit Bank                5.23 %    $ 5,851,000
                  November 1, 1999

        8,000     Federal Home Loan Bank                  5.68        7,901,540
                  January 21, 2000

       10,500     Federal Home Loan Bank                  5.71       10,351,612
                  February 1, 2000

        6,000     Federal Home Loan Bank                  5.70        5,908,833
                  February 9, 2000

        5,000     Federal Home Loan Bank                  5.45        5,001,797
                  July 19, 2000

       25,000     Federal Home Loan Mortgage Co.          5.32       24,974,625
                  November 8, 1999

       15,000     Federal Home Loan Mortgage Co.          5.30       14,976,167
                  November 12, 1999

       10,000     Federal Home Loan Mortgage Co.          5.72        9,857,529
                  February 2, 2000

       11,048     Federal Home Loan Mortgage Co.          5.68       10,878,143
                  February 10, 2000

        6,000     Federal National Mortgage Assoc.        5.23        6,000,000
                  November 1, 1999



   The accompanying notes are an integral part of these financial statements.

                                       13





CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------


   PRINCIPAL                                             YIELD TO
    AMOUNT        DESCRIPTION                       MATURITY ON DATE      VALUE
(IN THOUSANDS)    MATURITY DATE                        OF PURCHASE      (NOTE 2)
--------------    -------------                        -----------      --------

U.S. GOVERNMENT AGENCY OBLIGATIONS - (CONTINUED)

      $ 15,000    Federal National Mortgage Assoc.        5.31 %    $ 14,976,121
                  November 12, 1999

         9,500    Federal National Mortgage Assoc.        5.63         9,367,475
                  February 2, 2000

         3,500    Federal National Mortgage Assoc.        5.44         3,497,766
                  June 9, 2000
                                                                    ------------

                  Total U.S. Government Agency Obligations           129,542,608
                                                                    ------------
                  (amortized cost $129,542,608)


                                                             YIELD TO
                                                          RESET ON DATE
                                                           OF PURCHASE
                                                           -----------

U.S. GOVERNMENT AGENCY FLOATING RATE OBLIGATIONS - 8.1%

        15,000    Federal Home Loan Bank                  4.52 %      14,997,328
                      3 Month Treasury Bill Floater
                      Weekly reset
                      April 12, 2000
                                                                    ------------
                      (amortized cost $14,997,328)




   The accompanying notes are an integral part of these financial statements.


                                       14









CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------


   PRINCIPAL                                             YIELD TO
    AMOUNT        DESCRIPTION                       MATURITY ON DATE      VALUE
(IN THOUSANDS)    MATURITY DATE                        OF PURCHASE      (NOTE 2)
--------------    -------------                        -----------      --------

REPURCHASE AGREEMENTS - 21.5%

      $ 20,000    Repurchase Agreement with Goldman
                  Sachs Group LP, 5.25%, dated            5.32  %   $ 20,000,000
                  October 29, 1999, due November 1,
                  1999, repurchase price $20,008,750
                  (collateralized by various
                  Government National Mortgage
                  Association Pools with a market value
                  of $20,400,000)

        19,721    Repurchase agreement with Morgan
                  Stanley Group Inc., 5.22%, dated        5.29        19,721,000
                  October 29, 1999, due November 1,
                  1999, repurchase price $19,729,579
                  (collateralized by various
                  Government National Mortgage
                  Association Pools with a market value
                  of $20,518,456)

                                                                    ------------
                  Total Repurchase Agreements                         39,721,000
                                                                    ------------
                  (amortized cost $39,721,000)


                  Total Investments - 99.8%                          184,260,936
                  (amortized cost $184,260,936)

                  Other assets in excess of liabilities - 0.2%           212,460
                                                                    ------------

                  Net Assets - 100.0%                               $184,473,396
                                                                    ============








   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1999
--------------------------------------------------------------------------------




ASSETS:

Investments, at value                                               $184,260,936
Cash                                                                      41,532
Interest receivable                                                      214,105
                                                                    ------------
          Total Assets                                               184,516,573
                                                                    ------------

LIABILITIES:

Investment advisory fees payable                                           9,802
Accrued trustees' fees and expenses                                        6,524
Other accrued expenses                                                    26,851
                                                                    ------------
          Total Liabilities                                               43,177
                                                                    ------------

               NET ASSETS                                           $184,473,396
                                                                    ============













   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE PERIOD DECEMBER 21, 1998 (COMMENCEMENT OF OPERATIONS)
THROUGH OCTOBER 31, 1999
--------------------------------------------------------------------------------




INVESTMENT INCOME:


      Interest                                                        $6,812,731



EXPENSES:


    Investment advisory fees                           80,591
    Trustees' fees and expenses                        16,349
    Legal fees                                         44,549
    Audit fees                                         25,120
    Offering costs                                     15,253
    Custodian fees and expenses                        13,481
    Other expenses                                      6,515
                                                   ----------
                        Total expenses                                   201,858
                                                                      ----------
NET INVESTMENT INCOME                                                 $6,610,873
                                                                      ==========










   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
FOR THE PERIOD DECEMBER 21, 1998 (COMMENCEMENT OF OPERATIONS)
THROUGH OCTOBER 31, 1999



OPERATIONS:

   Net investment income                                 $     6,610,873
                                                         -----------------------



SHARE TRANSACTIONS:

   Contributions                                           1,431,230,426
   Withdrawals                                            (1,253,367,903)
                                                         -----------------------
       Net increase in net assets resulting
          from share transactions                            177,862,523
                                                         -----------------------

       Total increase in net assets                          184,473,396

NET ASSETS:

   Beginning of period                                                 0
                                                         -----------------------
   End of period                                         $   184,473,396
                                                         =======================

--------------------------------------------------------------------------------


SUPPLEMENTARY DATA:

Ratio to Average Net Assets

    Net expenses                                                    0.15% *
    Net investment income                                           4.92% *









* - Annualized



   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------


NOTE 1 - ORGANIZATION

Cadre Institutional Investors Trust (the "Trust") (formerly known as Ambac Treasurer's Trust), was organized in April, 1996 as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of ten series as follows: Cadre Liquid Asset Fund - U.S. Government Series, Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - U.S. Government Series, Cadre Affinity Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. Previously the Trust offered the Ambac U.S. Treasury Money Market Fund, which ceased operations on June 30, 1997. The accompanying financial statements and financial highlights are those of the U.S. Government Money Market Portfolio (the "Portfolio"). The Portfolio commenced investment operations on December 21, 1998 upon a tax free transfer of securities from the Cadre Liquid Asset Fund - U.S. Government Series.


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

VALUATION OF SECURITIES
Investments are valued at amortized cost, which approximates market value. The amortized cost method of valuation values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of discounts and premiums, if any, is recorded on an accrual basis. Net realized gains or losses on sales of securities are determined by the identified cost method.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------


REPURCHASE AGREEMENTS
The Portfolio may engage in repurchase agreement transactions with institutions that the Trust's adviser has determined are creditworthy pursuant to guidelines established by the Trust's Board of Trustees. The Portfolio's custodian or designated subcustodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

FEDERAL INCOME TAXES
The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. The cost of securities is substantially the same for book and tax purposes.

EXPENSES
Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.


NOTE 3 - TRANSACTIONS WITH AFFILIATES

The Trust, on behalf of the Portfolio, has entered into an Investment Advisory Agreement with Cadre Financial Services, Inc. ("Cadre"), a wholly-owned subsidiary of Ambac Financial Group, Inc., whereby Cadre provides investment advisory services and administrative services to the Portfolio. For its services, Cadre is paid an annual fee of 0.06% of the Fund's average daily net assets

Cadre Securities, Inc. (the "Distributor"), a whollyo-owned subsidiary of Ambac Financial Group, Inc., acts as the exclusive placement agent of the Portfolio's shares.

Certain officers of the Trust may be officers of Cadre and/or the Distributor or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of Cadre and/or the Distributor or their affiliated companies, are each paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. Members of the Audit Committee receive an attendance fee of $750 for each Audit Committee meeting they attend. The Chairman of the Audit Committee receives an additional $1,000 annual fee. Officers of the Trust receive no compensation from the Trust.

                       CADRE INSTITUTIONAL INVESTORS TRUST
                  CADRE LIQUID ASSET FUND - MONEY MARKET SERIES
                                  ANNUAL REPORT

                                OCTOBER 31, 1999

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE LIQUID ASSET FUND - MONEY MARKET SERIES
CIIT CHAIRMAN'S ANNUAL REPORT LETTER
--------------------------------------------------------------------------------

Dear Shareholders,

As 1999 comes to a close and we stand poised for the new millenium, I cannot help but reflect on what a year this has been for the Cadre Institutional Investors Trust (the "Fund"). Since the Fund's inception in 1995, there has not been such a robust year of development. This year saw the successful implementation of Y2K readiness projects by our service providers and the full implementation of the Fund's new master/feeder investment structure. During this year, we have enjoyed explosive growth of new assets and investors to record levels.

As many of you know, the Fund developed a master/feeder investment structure to permit the Fund to expand its distribution channels to new markets and shareholders, while permitting us to combine investment assets into our master portfolios. Through this development, the Fund now offers six investment series, each of which has received a AAA rating. As a result, the total assets of the Fund have grown to a record high, as of October 31, 1999, of $893 million; and, the number of shareholders has reached a new high of 335 shareholders. 2000 will present a significant challenge if we hope to surpass the accomplishments of 1999, but I am confident that the Fund's service agents, Cadre Financial Services, Inc. and Cadre Securities, Inc. stand ready to meet this challenge.

We will strive hard to exceed our 1999 accomplishments. For 2000, Cadre will remain focused on the Fund's guiding principles of safety, liquidity and yield, while continuing two major Fund initiatives -Technology and Education.

As we move into the new millennium, we are all faced with increasing demands and decreasing resources. We all face the charge "Do more with less". Therefore, we will increase our focus on one of the most valuable benefits of the Fund - Time. Through the greater use of technology, we expect that the Fund will yield greater TIME savings for you and your staff. Technology gives us the ability to provide you with immediate access to your investments, online, permitting faster processing time and the ability to conduct business on your time. Cadre has invested great resources in the Fund's online reporting system, Compass, and will do even more in 2000. During this coming year, Compass will be further developed to provide enhanced reporting and transaction capability. Through Compass, the Fund will continue to benefit its shareholders by reducing the time spent managing your liquid assets.

Finally, important to us all, is the role of education. In the ever-changing landscape of investments, it is very demanding to stay abreast of the latest developments. The investment world is growing in complexity and the demands of our positions are becoming increasingly challenging. For 2000, Cadre will focus on providing value-added education in the many areas affecting your role as a financial officer. Cadre intends to provide valuable investment and technology seminars designed to help each of us better understand prudent investing and effective cash management.

These initiatives will be as rewarding as they are difficult, but with your continued support of the Fund, we are certain they will be accomplished. We look forward to the millennium ahead.

Sincerely,

William T. Sullivan, Jr.
Chairman

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE LIQUID ASSET FUND - MONEY MARKET SERIES
ECONOMIC OVERVIEW
--------------------------------------------------------------------------------

In September 1998, the failure of Long Term Capital Management, a large hedge fund, caused global financial panic, which resulted in a global flight to quality in the U.S. Treasury market. This flight to quality caused the yield on the 30-Year Treasury Bond to decline below 4.75%, its lowest level in history. The Federal Reserve responded by aggressively lowering the overnight bank rate by 75 basis points. In a period of six weeks, the Fed lowered the Fed Funds target interest rate, in a series of three 25 basis point moves (from 5.50% to 4.75%), which included a rare inter-meeting move in October of 1998. The decline in interest rates was a result of the view that the domestic economy would slow dramatically. However, global financial markets stabilized and the domestic economy continued to show resilience.

During the period, Gross Domestic Product (GDP) grew at an annualized rate of 4.3% and in the third quarter GDP was up an impressive 5.5%. The consumer has been the catalyst for this strong economy. The consumer has benefited from a tight labor market as evidenced by an unemployment rate of 4.1% combined with the wealth effect, a result of the impressive gains in the stock market. In fact, in the first quarter of 1999, consumer spending, which accounts for two thirds of economic activity posted its largest gain in eleven years.

This economic strength combined with a lower rate of unemployment, concerned Fed officials enough to begin raising the Fed Funds target interest rate. In fact, beginning on June 30th of 1999, the Fed embarked on a series of three 25 basis point rate increases, with the most recent move occurring on November 16th. This last move completely reversed all the monetary stimulus provided by the Fed in the fourth quarter of 1998.

Although the economy continues to grow at a brisk pace and the Fed has responded by reversing all of the reductions of 1998, inflation still remains absent. The GDP price deflator, a measure of price increases followed by many investors, rose at a 1.1% pace in the third quarter, down from the 1.4% rate of the previous quarter. This data mirrors other inflationary measures. The Producer Price Index (PPI) decreased .1% in October and excluding the volatile food and energy components, the core PPI increased .3%. Through October, core PPI has risen at a .9% annual rate, down from a 1.6% rate during the first ten months of last year. Prices also remain well behaved at the consumer level. The Consumer Price Index (CPI) increased .2% in October and the core CPI increased .2%. Through October, core CPI has risen at a 1.9% annual rate, down from a 2.0% rate during the first ten months of last year

Despite the unemployment rate being at its lowest level since 1970, wages remain well under control. The employment cost index (ECI) increased .9% in the third quarter and benefit costs rose .8%. For the twelve months ended September 30th the ECI rose 3.1%, down from a 3.7% increase for the 12 month period ended September 30th 1998.

Worker productivity has played a large role in the economy's ability to maintain a low unemployment rate with little signs of inflation. In the third quarter, worker productivity increased at a 4.2% annual rate, which was the largest gain since the first quarter of 1998.

In the statement that accompanied the November rate increase, the Fed stated that "the pool of available workers willing to take jobs has been drawn down further in recent months, a trend that must eventually be contained if inflationary imbalances are to remain in check." Therefore, we believe that continued tightening of the labor market or signs of inflation could force another Fed rate increase by the first quarter of 2000.

                              TRUSTEES AND OFFICERS

William T. Sullivan, Jr.                             C. Roderick O'Neil
Chairman and Trustee                                 Trustee

David L. Boyle                                       William J. Reynolds
Trustee                                              Trustee

Russell E. Galipo                                    Dr. Don I. Tharpe
Trustee                                              Trustee

Harvey A. Fein                                       Anne G. Gill, Esq.
Trustee                                              Secretary

Michael P. Flanagan                                  Martin G. Flanigan
Trustee                                              Treasurer

Donald E. Gray, Jr. C.G.F.M.
Trustee

                 INVESTMENT ADVISOR/ADMINISTRATOR/TRANSFER AGENT
                         Cadre Financial Services, Inc.
                               905 Marconi Avenue
                           Ronkonkoma, New York 11779


                                   DISTRIBUTOR
                             Cadre Securities, Inc.
                               905 Marconi Avenue
                           Ronkonkoma, New York 11779


                                    CUSTODIAN
                                     US Bank
                                  US Bank Place
                             601 Second Avenue South
                          Minneapolis, Minnesota 55402


                         INDEPENDENT PUBLIC ACCOUNTANTS
                                    KPMG LLP
                                757 Third Avenue
                            New York, New York 10017


                                  LEGAL COUNSEL
                              Schulte, Roth & Zabel
                                900 Third Avenue
                            New York, New York 10022

KPMG LOGO

     Financial Services
     757 Third Avenue
     New York, NY 10017



                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------

To the Shareholders and Board of Trustees of Cadre Institutional Investors Trust Cadre Liquid Asset Fund - Money Market Series:

We have audited the accompanying statement of assets and liabilities of Cadre Institutional Investors Trust - Cadre Liquid Asset Fund - Money Market Series (the "Fund"), as of October 31, 1999, and the related statements of operations, changes in net assets and the financial highlights for the period May 3, 1999 (commencement of operations) through October 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cadre Institutional Investors Trust - Cadre Liquid Asset Fund - Money Market Series as of October 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the period May 3, 1999 (commencement of operations) through October 31, 1999, in conformity with generally accepted accounting principles.


                                                         /s/ KPMG LLP
                                                         ------------
                                                         KPMG LLP
December 14, 1999

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE LIQUID ASSET FUND - MONEY MARKET SERIES
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1999
--------------------------------------------------------------------------------

ASSETS:

Investment in Cadre Institutional Investors Trust                           --
Money Market Portfolio, at value                                     $36,407,750
Cash                                                                      26,000
Receivable from Advisor                                                   22,724
Prepaid expenses
                                                                           8,065
          Total Assets                                                36,464,539
                                                                     -----------

LIABILITIES:

Accrued trustees' fees and expenses                                          646
Other accrued expenses
                                                                          48,988
          Total Liabilities
                                                                          49,634

          NET ASSETS                                                 $36,414,905
                                                                     ===========

Shares of beneficial interest outstanding                             36,414,905
                                                                     ===========

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE       $      1.00
                                                                     ===========


NET ASSETS CONSIST OF:
Common Stock, at par value                                           $    36,415
Paid-in capital in excess of par value                                36,378,490
                                                                     -----------
     NET ASSETS                                                      $36,414,905
                                                                     ===========
















   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE LIQUID ASSET FUND - MONEY MARKET SERIES
STATEMENT OF OPERATIONS
FOR THE PERIOD MAY 3, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME:

INVESTMENT INCOME AND EXPENSES ALLOCATED FROM CIIT MONEY MARKET
PORTFOLIO

     Interest                                                       $ 1,006,861

     Expenses
                                                                         35,352
NET INVESTMENT INCOME FROM CIIT
  MONEY MARKET PORTFOLIO                                                971,509





EXPENSES:
Administration fees                                    $    36,830
Transfer agent fees                                          9,692
Trustees' fees and expenses                                  1,336
Offering costs                                              23,279
Registration and filing fees                                12,917
Audit fees                                                  10,000
Legal fees                                                   3,893
Custodian fees                                              41,085
Printing fees                                                7,418
Other expenses                                                 789
                                                       -----------
          Total expenses                                   147,239
          Less: Fee waivers and
                expense reimbursements                     (91,339)
                                                       -----------
          Net expenses
                                                                         55,900
NET INVESTMENT INCOME                                               $   915,609
                                                                    ===========












   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE LIQUID ASSET FUND - MONEY MARKET SERIES
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD MAY 3, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 1999
--------------------------------------------------------------------------------

OPERATIONS:

     Net investment income                                               $     915,609
                                                                         -------------

DIVIDENDS TO SHAREHOLDERS FROM:

     Net investment income (Note 2)                                           (915,609)
                                                                         -------------

SHARE TRANSACTIONS:

     Net proceeds from sale of shares                                      260,956,239
     Net asset value of shares issued to shareholders from
     reinvestment of dividends                                                 915,609
     Cost of shares redeemed                                              (225,456,943)
                                                                         -------------
          Net increase in net assets resulting from share transactions      36,414,905
                                                                         -------------

          Total increase in net assets                                      36,414,905

NET ASSETS:

     Beginning of period
                                                                                     0
     End of period                                                       $  36,414,905
                                                                         =============

OTHER INFORMATION

Share Transactions:
     Shares sold                                                           260,956,239
     Shares issued to shareholders from reinvestment of dividends              915,609
     Shares repurchased                                                   (225,456,943)
                                                                         -------------
          Net increase in shares outstanding                                36,414,905
                                                                         =============












   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE LIQUID ASSET FUND - MONEY MARKET SERIES
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

Cadre Institutional Investors Trust (the "Trust") (formerly known as Ambac Treasurer's Trust), was organized in April 1996 as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of ten series as follows: Cadre Liquid Asset Fund - U.S. Government Series, Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - U.S. Government Series, Cadre Affinity Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. Previously the Trust offered the Ambac U.S. Treasury Money Market Fund, which ceased operations on June 30, 1997. The accompanying financial statements and financial highlights are those of the Cadre Liquid Asset Fund - Money Market Series (the "Fund"). The Fund commenced operations on May 3, 1999.

The Fund invests all of its investable assets in the Money Market Portfolio (the "Portfolio"). The Portfolio has the same investment objectives as the Fund.

The value of the Fund's investment in the Portfolio, as reflected in the Statement of Assets and Liabilities, reflects the Fund's proportionate interest in the net assets of the Portfolio (5.1% at October 31, 1999.) The Portfolio has the same investment objectives as the Fund and the performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

VALUATION OF SECURITIES
Valuation of securities by the Portfolio is discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE LIQUID ASSET FUND - MONEY MARKET SERIES
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1999 (CONTINUED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
The Fund records its proportionate share of net investment income and realized gains and losses each day. The net investment income and realized gain and loss of the Portfolio is allocated on a pro-rata basis among the Fund and the other investors in the Portfolio at the time of such determination.

DIVIDENDS TO SHAREHOLDERS
Substantially all of the Fund's net investment income and net realized capital gains, if any, are declared as dividends daily and paid monthly. Net short-term capital gains, if any, will be distributed in accordance with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), and may be reflected in the Fund's daily dividend rate. Substantially all of the realized net long-term capital gains, if any, are declared and paid annually, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

FEDERAL INCOME TAXES
The Trust is treated as a separate entity for federal income tax purposes and intends to qualify each year as a "regulated investment company" under Subchapter M of the Code and to make distributions of substantially all of its income, including net realized capital gains, if any, to relieve it from substantially all Federal income and excise taxes. Therefore, no Federal tax provision is required.

EXPENSES
Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

NOTE 3 - TRANSACTIONS WITH AFFILIATES

The Trust, on behalf of the Fund, has entered into an Administration Agreement with Cadre Financial Services, Inc., a wholly-owned subsidiary of Ambac Financial Group, Inc., ("Cadre"), under which Cadre is responsible for certain aspects of the administration and operation of the Fund. For its services, Cadre is paid an annual fee of 0.19% of the Fund's first $250 million average daily net assets, 0.165% of the Fund's next $750 million average daily net assets and 0.14% of the Fund's average daily net assets in excess of $1 billion.

The Trust, on behalf of the Fund, has entered into a Transfer Agent Agreement with Cadre, under which Cadre is responsible for providing shareholder recordkeeping services to the Fund. For its services, Cadre is paid an annual fee of 0.05% of the Fund's first $250 million average daily net assets, 0.04% of the Fund's next $750 million average daily net assets and 0.03% of the Fund's average daily net assets in excess of $1 billion.

Cadre Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of Ambac Financial Group, Inc., acts as the exclusive distributor of the Trust's shares.

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE LIQUID ASSET FUND - MONEY MARKET SERIES
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1999 (CONTINUED)
--------------------------------------------------------------------------------

Certain officers of the Trust may be officers of Cadre and/or the Distributor or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of Cadre and/or the Distributor or their affiliated companies, are each paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. Members of the Audit Committee receive an attendance fee of $750 for each Audit Committee meeting they attend. The Chairman of the Audit Committee receives an additional $1,000 annual fee. Officers of the Trust receive no compensation from the Trust.

NOTE 4 - WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

Cadre has voluntarily agreed to waive a portion of its fees and to reimburse the Fund for certain expenses to the extent the total operating expenses of the fund exceed 0.47% (annualized) of the Funds average daily net assets. During the period May 3, 1999 (commencement of operations) through October 31, 1999, Cadre waived fees of $42,118 and reimbursed expenses of $49,221 so that the Fund could meet this expense limitation.

The Fund has adopted an Excess Expense Reimbursement Plan (the "Plan") pursuant to which the Fund has agreed to reimburse Cadre for any waived fees or reimbursed expenses to the extent the Fund's total operating expenses go below the expense limitation of 0.47% (annualized) of the Fund's average daily net assets. The Plan has a term of three years from its adoption date of March 16, 2002. During the period May 3, 1999 (commencement of operations) through October 31, 1999, the Fund did not reimburse Cadre for any amounts pursuant to the terms of the Plan.

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE LIQUID ASSET FUND - MONEY MARKET SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding, is as follows:


                                                             FOR THE PERIOD
                                                              MAY 3, 1999
                                                            (COMMENCEMENT OF
                                                          OPERATIONS) THROUGH
                                                            OCTOBER 31, 1999
                                                            ----------------

For a share outstanding throughout the period:

Net asset value, beginning of period                                $  1.00
                                                                    -------

Income from investment operations:
     Net investment income (1)
                                                                     0.0236

Less dividends:
     Dividends from net investment income
                                                                    (0.0236)

Net increase in net asset value
                                                                    -------

Net asset value, end of period                                      $  1.00
                                                                    =======


Ratio/Supplemental Data:
Total return                                                           2.40%**
Net assets, end of period (000's)                                   $36,415

Ratio to average net assets:
     Net investment income including reimbursement/waiver              4.72%*
     Operating expenses including reimbursement/waiver                 0.47%*
     Operating expenses excluding reimbursement/waiver                 0.94%*







(1) Net investment income per share before waiver of fees and reimbursement of expense by the Investment Advisor was $0.0212 for the period ended October 31, 1999.

*- Annualized
**- Unannualized

KPMG LOGO

     Financial Services
     757 Third Avenue
     New York, NY 10017



                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------

To the Shareholders and Board of Trustees of Cadre Institutional Investors Trust
Money Market Portfolio:

We have audited the accompanying statement of assets and liabilities of Cadre Institutional Investors Trust - Money Market Portfolio (the "Portfolio"), including the schedule of investment, as of October 31, 1999, and the related statement of operations and the statement of changes in net assets for the period May 3, 1999 (commencement of operations) through October 31, 1999. These financial statements are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Cadre Institutional Investors Trust - Money Market Portfolio as of October 31, 1999, the results of its operations and the changes in its net assets for the period May 3, 1999 (commencement of operations) through October 31, 1999, in conformity with generally accepted accounting principles.


                                                    /s/ KPMG LLP
                                                    ------------
                                                    KPMG LLP
December 14, 1999

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------


  PRINCIPAL                                      YIELD TO
   AMOUNT         DESCRIPTION                MATURITY ON DATE        VALUE
(IN THOUSANDS)   MATURITY DATE                 OF PURCHASE          (NOTE 2)
--------------   -------------                 -----------          -------


COMMERCIAL PAPER - 97.0%

  $   2,000      Akzo Nobel Inc.                5.99  %           $   1,970,779
                 January 31, 2000

     25,000      American Express Credit Corp.  5.39                 24,974,285
                 November 8, 1999

     25,000      American General Corp.         5.44                 24,870,451
                 December 6, 1999

     16,500      Archer Daniels Midland Co.     5.61                 16,239,593
                 February 15, 2000

     25,000      AT&T Corp.                     5.39                 24,967,000
                 November 10, 1999

     18,000      Bankamerica Corp.              5.82                 17,718,715
                 February 10, 2000

     23,000      Bear Stearns Co. Inc.          6.21                 22,677,463
                 January 24, 2000

      2,000      Bear Stearns Co. Inc.          5.59                  1,963,783
                 March 3, 2000

     25,000      Bell Atlantic Network Funding  5.39                 24,897,333
                 November 29, 1999

     20,000      Ciesco LP                      5.43                 19,988,178
                 November 5, 1999

     25,000      Citicorp                       5.40                 24,937,431
                 November 18, 1999




   The accompanying notes are an integral part of these financial statements.


                                       13




CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------


  PRINCIPAL                                      YIELD TO
   AMOUNT         DESCRIPTION                MATURITY ON DATE        VALUE
(IN THOUSANDS)   MATURITY DATE                 OF PURCHASE          (NOTE 2)
--------------   -------------                 -----------          -------



COMMERCIAL PAPER - (CONTINUED)


  $  25,000      Coca Cola Company                5.35  %         $  24,938,021
                 November 18, 1999

     14,000      CS First Boston                  5.59               13,746,483
                 March 3, 2000

     25,000      Daimler-Chrysler NA Hldg         5.42               24,933,500
                 November 19, 1999

     25,000      Ford Motor Credit Company        5.41               24,882,222
                 December 3, 1999

      2,000      General Motors Acceptance Corp.  5.82
                                                                      1,969,365
                 February 8, 2000

     18,000      General Motors Acceptance Corp.  5.95               17,701,275
                 February 14, 2000

     14,000      Golden Peanut                    5.41               13,942,289
                 November 29, 1999

     14,000      Goldman Sachs Group LP           6.19               13,794,667
                 January 28, 2000

     16,500      Goldman Sachs Group LP           5.94               16,258,807
                 February 1, 2000

     24,653      Hasbro, Inc.                     5.47               24,499,124
                 December 13, 1999

      3,450      Hasbro, Inc.                     5.94                3,398,106
                 February 4, 2000



   The accompanying notes are an integral part of these financial statements.


                                       14




CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------


  PRINCIPAL                                      YIELD TO
   AMOUNT         DESCRIPTION                MATURITY ON DATE        VALUE
(IN THOUSANDS)   MATURITY DATE                 OF PURCHASE          (NOTE 2)
--------------   -------------                 -----------          -------


COMMERCIAL PAPER - (CONTINUED)

  $  25,000      IBM Credit Corp.                   5.35  %       $24,934,375
                 November 19, 1999

     18,000      Morgan Stanley Dean Witter         5.97          17,772,875
                 January 19, 2000

     17,000      National Rural Utilities           5.89          16,790,787
                 January 18, 2000

     25,000      New Center Asset Funding A-1+      5.43          24,940,889
                 November 17, 1999

     21,000      Proctor & Gamble Co.               5.39          21,000,000
                 November 1, 1999

     25,000      Prudential Funding Corp.           6.19          24,608,333
                 February 3, 2000

     25,000      Riverwoods Funding Corp.           6.29          24,686,014
                 January 14, 2000

     18,000      Salomon Smith Barney Holdings      5.95          17,737,340
                 February 1, 2000

     25,000      San Paolo US Financial Co.         5.36          24,923,292
                 November 22, 1999

     25,000      Sara Lee Corporation               5.40          25,000,000
                 November 1, 1999








   The accompanying notes are an integral part of these financial statements.


                                       15




CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                      YIELD TO
   AMOUNT         DESCRIPTION                MATURITY ON DATE        VALUE
(IN THOUSANDS)   MATURITY DATE                 OF PURCHASE          (NOTE 2)
--------------   -------------                 -----------          -------


COMMERCIAL PAPER - (CONTINUED)

  $   9,025      Sweetwater Capital                 5.46  %       $  9,006,153
                 November 15, 1999

     10,000      Teachers Ins. and Annuity Assoc.   5.39            10,000,000
                 November 1, 1999

     23,000      Triple-A One Funding Corp.         5.47            22,969,123
                 November 10, 1999

     21,000      Wal-Mart Stores Inc.               5.39            21,000,000
                 November 1, 1999

     17,000      Wells Fargo & Company              5.94            16,736,217
                                                                  ------------
                 February 7, 2000

                 Total Commercial Paper                            687,374,268
                                                                  ------------
                 (amortized cost $687,374,268)


U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.7%

      5,000      Federal Home Loan Bank             5.50             4,999,640
                                                                  ------------
                 (amortized cost $4,999,640)
                 July 21, 2000












   The accompanying notes are an integral part of these financial statements.


                                       16




CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------


  PRINCIPAL                                      YIELD TO
   AMOUNT         DESCRIPTION                MATURITY ON DATE        VALUE
(IN THOUSANDS)   MATURITY DATE                 OF PURCHASE          (NOTE 2)
--------------   -------------                 -----------          -------



REPURCHASE AGREEMENT - 2.3%

  $  16,143      Repurchase agreement with           5.32  %      $  16,143,000
                 Goldman Sachs, due November 1,
                 1999 (collateralized by
                 $16,143,000 Government National
                 Mortgage Association Pools, value
                 $16,465,860)
                 (amortized cost $16,143,000)
                                                                  -------------

                 Total investments - 100.0%                        708,516,908
                 (amortized cost $708,516,908)

                 Other assets in excess of
                                                                         3,604
                 liabilities - 0.0%

                 Total net assets - 100.0%                        $ 708,520,512
                                                                  =============





















   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1999
--------------------------------------------------------------------------------


ASSETS:

Investments, at value                                               $708,516,908
Cash
                                                                           2,367
Interest receivable                                                       83,452
Prepaid expenses
                                                                           3,348
          Total Assets
                                                                     708,606,075
                                                                    ------------







LIABILITIES:

Investment advisory fees payable                                          46,693
Accrued trustees' fees and expenses                                        1,965
Other accrued expenses                                                    36,905
                                                                    ------------
          Total Liabilities
                                                                          85,563
                                                                    ------------

          NET ASSETS                                                $708,520,512
                                                                    ============








   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE PERIOD MAY 3, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME:


     Interest                                                         $5,119,880


EXPENSES:


     Investment advisory fees                   76,092
     Accrued trustees' fees and expenses         3,580
     Audit fees                                 25,000
     Offering costs                             15,253
     Custodian fees                             14,386
     Legal fees                                  5,569
    Other expenses
                                                 3,813
                                                ------
          Net expenses                                                   143,693
                                                                      ----------
     NET INVESTMENT INCOME                                            $4,976,187
                                                                      ==========






   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD MAY 3, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 1999
--------------------------------------------------------------------------------

OPERATIONS:

Net investment income                                           $     4,976,187
                                                                ---------------




SHARE TRANSACTIONS:

Contributions                                                     1,913,721,258
Withdrawals                                                      (1,210,176,933)
                                                                ---------------
Net increase in net assets resulting from share transactions        703,544,325
                                                                ---------------

Total increase in net assets                                        708,520,512




NET ASSETS:

Beginning of period
                                                                              0
End of period                                                   $   708,520,512
                                                                ===============



--------------------------------------------------------------------------------
SUPPLEMENTARY DATA:

Ratio to average net assets:
     Net expenses                                                       0.15% *
     Net investment income                                              5.23% *










* - Annualized




   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

Cadre Institutional Investors Trust (the "Trust") (formerly known as Ambac Treasurer's Trust), was organized in April 1996 as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust is comprised of ten series as follows: Cadre Liquid Asset Fund - U.S. Government Series, Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - U.S. Government Series, Cadre Affinity Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio (collectively, the "Funds"). Previously the Trust offered the Ambac U.S. Treasury Money Market Fund, which ceased operations on June 30, 1997. The accompanying financial statements and supplementary data are those of the Money Market Portfolio (the "Portfolio"). The Portfolio commenced operations on May 3, 1999.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

VALUATION OF SECURITIES
Investments are valued at amortized cost, which approximates market value. The amortized cost method of valuation values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of instruments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of discounts and premiums, if any, is recorded on an accrual basis. Net realized gains and losses on sales of securities are determined by the identified cost method.

REPURCHASE AGREEMENTS
The Portfolio may engage in repurchase agreement transactions with institutions that the Trust's adviser has determined are creditworthy pursuant to guidelines established by the Trust's Board of Trustees. The Portfolio's custodian or designated custodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------

repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligations to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

FEDERAL INCOME TAXES
The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. The cost of securities is substantially the same for book and tax purposes.

EXPENSES
Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

NOTE 3 - TRANSACTIONS WITH AFFILIATES

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with Cadre Financial Services, Inc. ("Cadre"), a wholly-owned subsidiary of Ambac Financial Group, Inc., under which Cadre is responsible for certain aspects of the administration and operation of the Fund. For its services, Cadre is paid an annual fee of 0.08% of the Portfolio's average daily net assets.

Cadre Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of Ambac Financial Group, Inc., acts as the exclusive distributor of the Trust's shares.

Certain officers of the Trust may be officers of the Cadre and/or the Distributor or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of Cadre and/or the Distributor or their affiliated companies, are each paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. Members of the Audit Committee receive an attendance fee of $750 for each Audit Committee meeting they attend. The Chairman of the Audit Committee receives an additional $1,000 annual fee. Officers of the Trust receive no compensation from the Trust.

                       CADRE INSTITUTIONAL INVESTORS TRUST
                    CADRE AFFINITY FUND - MONEY MARKET SERIES
                                  ANNUAL REPORT

                                OCTOBER 31, 1999

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE AFFINITY FUND - MONEY MARKET SERIES
CIIT CHAIRMAN'S ANNUAL REPORT LETTER
--------------------------------------------------------------------------------

Dear Shareholders,

As 1999 comes to a close and we stand poised for the new millenium, I cannot help but reflect on what a year this has been for the Cadre Institutional Investors Trust (the "Fund"). Since the Fund's inception in 1995, there has not been such a robust year of development. This year saw the successful implementation of Y2K readiness projects by our service providers and the full implementation of the Fund's new master/feeder investment structure. During this year, we have enjoyed explosive growth of new assets and investors to record levels.

As many of you know, the Fund developed a master/feeder investment structure to permit the Fund to expand its distribution channels to new markets and shareholders, while permitting us to combine investment assets into our master portfolios. Through this development, the Fund now offers six investment series, each of which has received a AAA rating. As a result, the total assets of the Fund have grown to a record high, as of October 31, 1999, of $893 million; and, the number of shareholders has reached a new high of 335 shareholders. 2000 will present a significant challenge if we hope to surpass the accomplishments of 1999, but I am confident that the Fund's service agents, Cadre Financial Services, Inc. and Cadre Securities, Inc. stand ready to meet this challenge.

We will strive hard to exceed our 1999 accomplishments. For 2000, Cadre will remain focused on the Fund's guiding principles of safety, liquidity and yield, while continuing two major Fund initiatives -Technology and Education.

As we move into the new millennium, we are all faced with increasing demands and decreasing resources. We all face the charge "Do more with less". Therefore, we will increase our focus on one of the most valuable benefits of the Fund - Time. Through the greater use of technology, we expect that the Fund will yield greater TIME savings for you and your staff. Technology gives us the ability to provide you with immediate access to your investments, online, permitting faster processing time and the ability to conduct business on your time. Cadre has invested great resources in the Fund's online reporting system, Compass, and will do even more in 2000. During this coming year, Compass will be further developed to provide enhanced reporting and transaction capability. Through Compass, the Fund will continue to benefit its shareholders by reducing the time spent managing your liquid assets.

Finally, important to us all, is the role of education. In the ever-changing landscape of investments, it is very demanding to stay abreast of the latest developments. The investment world is growing in complexity and the demands of our positions are becoming increasingly challenging. For 2000, Cadre will focus on providing value-added education in the many areas affecting your role as a financial officer. Cadre intends to provide valuable investment and technology seminars designed to help each of us better understand prudent investing and effective cash management.

These initiatives will be as rewarding as they are difficult, but with your continued support of the Fund, we are certain they will be accomplished. We look forward to the millennium ahead.

Sincerely,

William T. Sullivan, Jr.
Chairman

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE AFFINITY FUND - MONEY MARKET SERIES
ECONOMIC OVERVIEW
--------------------------------------------------------------------------------

In September 1998, the failure of Long Term Capital Management, a large hedge fund, caused global financial panic, which resulted in a global flight to quality in the U.S. Treasury market. This flight to quality caused the yield on the 30-Year Treasury Bond to decline below 4.75%, its lowest level in history. The Federal Reserve responded by aggressively lowering the overnight bank rate by 75 basis points. In a period of six weeks, the Fed lowered the Fed Funds target interest rate, in a series of three 25 basis point moves (from 5.50% to 4.75%), which included a rare inter-meeting move in October of 1998. The decline in interest rates was a result of the view that the domestic economy would slow dramatically. However, global financial markets stabilized and the domestic economy continued to show resilience.

During the period, Gross Domestic Product (GDP) grew at an annualized rate of 4.3% and in the third quarter GDP was up an impressive 5.5%. The consumer has been the catalyst for this strong economy. The consumer has benefited from a tight labor market as evidenced by an unemployment rate of 4.1% combined with the wealth effect, a result of the impressive gains in the stock market. In fact, in the first quarter of 1999, consumer spending, which accounts for two thirds of economic activity posted its largest gain in eleven years.

This economic strength combined with a lower rate of unemployment, concerned Fed officials enough to begin raising the Fed Funds target interest rate. In fact, beginning on June 30th of 1999, the Fed embarked on a series of three 25 basis point rate increases, with the most recent move occurring on November 16th. This last move completely reversed all the monetary stimulus provided by the Fed in the fourth quarter of 1998.

Although the economy continues to grow at a brisk pace and the Fed has responded by reversing all of the reductions of 1998, inflation still remains absent. The GDP price deflator, a measure of price increases followed by many investors, rose at a 1.1% pace in the third quarter, down from the 1.4% rate of the previous quarter. This data mirrors other inflationary measures. The Producer Price Index (PPI) decreased .1% in October and excluding the volatile food and energy components, the core PPI increased .3%. Through October, core PPI has risen at a .9% annual rate, down from a 1.6% rate during the first ten months of last year. Prices also remain well behaved at the consumer level. The Consumer Price Index (CPI) increased .2% in October and the core CPI increased .2%. Through October, core CPI has risen at a 1.9% annual rate, down from a 2.0% rate during the first ten months of last year

Despite the unemployment rate being at its lowest level since 1970, wages remain well under control. The employment cost index (ECI) increased .9% in the third quarter and benefit costs rose .8%. For the twelve months ended September 30th the ECI rose 3.1%, down from a 3.7% increase for the 12 month period ended September 30th 1998.

Worker productivity has played a large role in the economy's ability to maintain a low unemployment rate with little signs of inflation. In the third quarter, worker productivity increased at a 4.2% annual rate, which was the largest gain since the first quarter of 1998.

In the statement that accompanied the November rate increase, the Fed stated that "the pool of available workers willing to take jobs has been drawn down further in recent months, a trend that must eventually be contained if inflationary imbalances are to remain in check." Therefore, we believe that continued tightening of the labor market or signs of inflation could force another Fed rate increase by the first quarter of 2000.

                              TRUSTEES AND OFFICERS

William T. Sullivan, Jr.                             C. Roderick O'Neil
Chairman and Trustee                                 Trustee

David L. Boyle                                       William J. Reynolds
Trustee                                              Trustee

Russell E. Galipo                                    Dr. Don I. Tharpe
Trustee                                              Trustee

Harvey A. Fein                                       Anne G. Gill, Esq.
Trustee                                              Secretary

Michael P. Flanagan                                  Martin G. Flanigan
Trustee                                              Treasurer

Donald E. Gray, Jr. C.G.F.M.
Trustee

                 INVESTMENT ADVISOR/ADMINISTRATOR/TRANSFER AGENT
                         Cadre Financial Services, Inc.
                               905 Marconi Avenue
                           Ronkonkoma, New York 11779


                                   DISTRIBUTOR
                             Cadre Securities, Inc.
                               905 Marconi Avenue
                           Ronkonkoma, New York 11779


                                    CUSTODIAN
                                     US Bank
                                  US Bank Place
                             601 Second Avenue South
                          Minneapolis, Minnesota 55402


                         INDEPENDENT PUBLIC ACCOUNTANTS
                                    KPMG LLP
                                757 Third Avenue
                            New York, New York 10017


                                  LEGAL COUNSEL
                              Schulte, Roth & Zabel
                                900 Third Avenue
                            New York, New York 10022

KPMG LOGO

     Financial Services
     757 Third Avenue
     New York, NY 10017


                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------

To the Shareholders and Board of Trustees of Cadre Institutional Investors Trust Cadre Affinity Fund - Money Market Series:

We have audited the accompanying statement of assets and liabilities of Cadre Institutional Investors Trust - Cadre Affinity Fund - Money Market Series (the "Fund"), as of October 31, 1999, and the related statements of operations, changes in net assets and the financial highlights for the period May 3, 1999 (commencement of operations) through October 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cadre Institutional Investors Trust - Cadre Affinity Fund - Money Market Series as of October 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the period May 3, 1999 (commencement of operations) through October 31, 1999, in conformity with generally accepted accounting principles.


                                                    /s/ KPMG LLP
                                                    ------------
                                                    KPMG LLP

December 14, 1999

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE AFFINITY FUND - MONEY MARKET SERIES
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1999
--------------------------------------------------------------------------------



ASSETS:

Investment in Cadre Institutional Investors Trust - Money Market
Portfolio, at value                                                  $49,508,229
Other assets                                                              50,000
Prepaid expenses
                                                                             499
          Total Assets                                                49,558,728
                                                                     -----------

LIABILITIES:

Administration fees payable                                                3,603
Transfer agent fees payable                                                  948
Accrued trustees' fees and expenses                                          527
Other accrued expenses
                                                                          41,892
          Total Liabilities
                                                                          46,970

          NET ASSETS                                                 $49,511,758
                                                                     ===========

Shares of beneficial interest outstanding                             49,511,758
                                                                     ===========

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE       $      1.00
                                                                     ===========



NET ASSETS CONSIST OF:
Common Stock, at par value                                           $    49,512
Paid-in capital in excess of par value                                49,462,246
                                                                     -----------
     NET ASSETS                                                      $49,511,758
                                                                     ===========








   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE AFFINITY FUND - MONEY MARKET SERIES
STATEMENT OF OPERATIONS
FOR THE PERIOD MAY 3, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 1999
--------------------------------------------------------------------------------



INVESTMENT INCOME:

INVESTMENT INCOME AND EXPENSES ALLOCATED FROM CIIT
     MONEY MARKET PORTFOLIO

     Interest                                                       $ 1,200,036

     Expenses                                                            41,538
                                                                    -----------
NET INVESTMENT INCOME FROM CIIT
     MONEY MARKET PORTFOLIO                                           1,158,498





EXPENSES:
    Administration fees                           $    43,702
    Transfer agent fees                                11,500
    12b-1 fees                                         23,001
    Trustees' fees and expenses                         1,336
    Offering costs                                     25,834
    Registration and filing fees                       15,084
    Custodian fees                                     13,056
    Audit fees                                         10,000
    Printing fees                                       7,418
    Legal fees                                          4,031
    Other expenses                                        756
                                                  -----------
              Total expenses                          155,718
              Less: Fee waivers and
                    expense reimbursements            (65,959)
                                                                    -----------
              Net expenses                                               89,759
                                                                    -----------
NET INVESTMENT INCOME                                               $ 1,068,739
                                                                    ===========











   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE AFFINITY FUND - MONEY MARKET SERIES
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD MAY 3, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 1999
--------------------------------------------------------------------------------



OPERATIONS:

     Net investment income                                              $   1,068,739
                                                                        -------------

DIVIDENDS TO SHAREHOLDERS FROM:

     Net investment income (Note 2)                                        (1,068,739)
                                                                        -------------

SHARE TRANSACTIONS:

     Net proceeds from sale of shares                                     364,356,774
     Net asset value of shares issued to shareholders from
     reinvestment of dividends                                              1,068,739
     Cost of shares redeemed                                             (315,913,755)
                                                                        -------------
         Net increase in net assets resulting from share transactions      49,511,758
                                                                        -------------

         Total increase in net assets                                      49,511,758

NET ASSETS:

     Beginning of period
                                                                                    0
     End of period                                                      $  49,511,758
                                                                        =============

OTHER INFORMATION

Share Transactions:
     Shares sold                                                          364,356,774
     Shares issued to shareholders from reinvestment of dividends           1,068,739
     Shares repurchased                                                  (315,913,755)
                                                                        -------------
          Net increase in shares outstanding                               49,511,758
                                                                        =============












   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE AFFINITY FUND - MONEY MARKET SERIES
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

Cadre Institutional Investors Trust (the "Trust") (formerly known as Ambac Treasurer's Trust), was organized in April 1996 as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of ten series as follows: Cadre Liquid Asset Fund - U.S. Government Series, Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - U.S. Government Series, Cadre Affinity Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. Previously the Trust offered the Ambac U.S. Treasury Money Market Fund, which ceased operations on June 30, 1997. The accompanying financial statements and financial highlights are those of the Cadre Affinity Fund - Money Market Series (the "Fund"). The Fund commenced operations on May 3, 1999.

The Fund invests all of its investable assets in the Money Market Portfolio (the "Portfolio"). The portfolio has the same investment objective as the Fund.

The value of the Fund's investment in the Portfolio, as reflected in the Statement of Assets and Liabilities, reflects the Fund's proportionate interest in the net assets of the Portfolio (7.0% at October 31, 1999.) The Portfolio has the same investment objective as the Fund and the performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

VALUATION OF SECURITIES
Valuation of securities by the Portfolio is discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE AFFINITY FUND - MONEY MARKET SERIES
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1999 (CONTINUED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
The Fund records its proportionate share of net investment income and realized gains and losses each day. The net investment income and realized gain and loss of the Portfolio is allocated on a pro-rata basis among the Fund and the other investors in the Portfolio at the time of such determination.

DIVIDENDS TO SHAREHOLDERS
Substantially all of the Fund's net investment income and net realized capital gains, if any, are declared as dividends daily and paid monthly. Net short-term capital gains, if any, will be distributed in accordance with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), and may be reflected in the Fund's daily dividend rate. Substantially all of the realized net long-term capital gains, if any, are declared and paid annually, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

FEDERAL INCOME TAXES
The Trust is treated as a separate entity for federal income tax purposes and intends to qualify each year as a "regulated investment company" under Subchapter M of the Code and to make distributions of substantially all of its income, including net realized capital gains, if any, to relieve it from substantially all Federal income and excise taxes. Therefore, no Federal tax provision is required.

EXPENSES
Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

NOTE 3 - TRANSACTIONS WITH AFFILIATES

The Trust, on behalf of the Fund, has entered into an Administration Agreement with Cadre Financial Services, Inc., a wholly-owned subsidiary of Ambac Financial Group, Inc., ("Cadre"), under which Cadre is responsible for certain aspects of the administration and operation of the Fund. For its services, Cadre is paid an annual fee of 0.19% of the Fund's first $250 million average daily net assets, 0.165% of the Fund's next $750 million average daily net assets and 0.14% of the Fund's average daily net assets in excess of $1 billion.

The Trust, on behalf of the Fund, has entered into a Transfer Agent Agreement with Cadre, under which Cadre is responsible for providing shareholder recordkeeping services to the Fund. For its services, Cadre is paid an annual fee of 0.05% of the Fund's first $250 million average daily net assets, 0.04% of the Fund's next $750 million average daily net assets and 0.03% of the Fund's average daily net assets in excess of $1 billion.

Cadre Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of Ambac Financial Group, Inc., acts as the exclusive distributor of the Trust's shares.

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE AFFINITY FUND - MONEY MARKET SERIES
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1999 (CONTINUED)
--------------------------------------------------------------------------------

Certain officers of the Trust may be officers of Cadre and/or the Distributor or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of Cadre and/or the Distributor or their affiliated companies, are each paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. Members of the Audit Committee receive an attendance fee of $750 for each Audit Committee meeting they attend. The Chairman of the Audit Committee receives an additional $1,000 annual fee. Officers of the Trust receive no compensation from the Trust.

NOTE 4 - WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

Cadre has voluntarily agreed to waive a portion of its fees and to reimburse the Fund for certain expenses to the extent the total operating expenses of the find exceed 0.57% (annualized) of the Funds average daily net assets. During the period May 3, 1999 (commencement of operations) through October 31, 1999, Cadre waived fees of $36,349 and reimbursed expenses of $29,610 so that the Fund could meet this expense limitation.

The Fund has adopted an Excess Expense Reimbursement Plan (the "Plan") pursuant to which the Fund has agreed to reimburse Cadre for any waived fees or reimbursed expenses to the extent the Fund's total operating expenses go below the expense limitation of 0.57% (annualized) of the Fund's average daily net assets. The Plan has a term of three years from its adoption date of March 16, 2002. During the period May 3, 1999 (commencement of operations) through October 31, 1999, the Fund did not reimburse Cadre for any amounts pursuant to the terms of the Plan.

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE AFFINITY FUND - MONEY MARKET SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding, is as follows:



                                                             FOR THE PERIOD
                                                              MAY 3, 1999
                                                            (COMMENCEMENT OF
                                                          OPERATIONS) THROUGH
                                                            OCTOBER 31, 1999
                                                         -----------------------

For a share outstanding throughout the period:

Net asset value, beginning of period                        $       1.00
                                                            ------------

Income from investment operations:
     Net investment income (1)
                                                                  0.0232

Less dividends:
     Dividends from net investment income
                                                                 (0.0232)

Net increase in net asset value
                                                            ------------

Net asset value, end of period                              $       1.00
                                                            ============


Ratio/Supplemental Data:
Total return                                                        2.35%**
Net assets, end of period (000's)                           $     49,512

Ratio to average net assets:
     Net investment income including reimbursement/waiver           4.65%*
     Operating expenses including reimbursement/waiver              0.57%*
     Operating expenses excluding reimbursement/waiver              0.86%*







(1) Net investment income per share before waiver of fees and reimbursement of expense by the Investment Advisor was $0.0217 for the period ended October 31, 1999.

*- Annualized
**- Unannualized

KPMG LOGO

     Financial Services
     757 Third Avenue
     New York, NY 10017



                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------

To the Shareholders and Board of Trustees of Cadre Institutional Investors Trust
Money Market Portfolio:

We have audited the accompanying statement of assets and liabilities of Cadre Institutional Investors Trust - Money Market Portfolio (the "Portfolio"), including the schedule of investment, as of October 31, 1999, and the related statement of operations and the statement of changes in net assets for the period May 3, 1999 (commencement of operations) through October 31, 1999. These financial statements are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Cadre Institutional Investors Trust - Money Market Portfolio as of October 31, 1999, the results of its operations and the changes in its net assets for the period May 3, 1999 (commencement of operations) through October 31, 1999, in conformity with generally accepted accounting principles.


                                                    /s/ KPMG LLP
                                                    ------------
                                                    KPMG LLP
December 14, 1999

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------


  PRINCIPAL                                      YIELD TO
   AMOUNT         DESCRIPTION                MATURITY ON DATE        VALUE
(IN THOUSANDS)   MATURITY DATE                 OF PURCHASE          (NOTE 2)
--------------   -------------                 -----------          -------


COMMERCIAL PAPER - 97.0%

  $   2,000      Akzo Nobel Inc.                5.99  %           $   1,970,779
                 January 31, 2000

     25,000      American Express Credit Corp.  5.39                 24,974,285
                 November 8, 1999

     25,000      American General Corp.         5.44                 24,870,451
                 December 6, 1999

     16,500      Archer Daniels Midland Co.     5.61                 16,239,593
                 February 15, 2000

     25,000      AT&T Corp.                     5.39                 24,967,000
                 November 10, 1999

     18,000      Bankamerica Corp.              5.82                 17,718,715
                 February 10, 2000

     23,000      Bear Stearns Co. Inc.          6.21                 22,677,463
                 January 24, 2000

      2,000      Bear Stearns Co. Inc.          5.59                  1,963,783
                 March 3, 2000

     25,000      Bell Atlantic Network Funding  5.39                 24,897,333
                 November 29, 1999

     20,000      Ciesco LP                      5.43                 19,988,178
                 November 5, 1999

     25,000      Citicorp                       5.40                 24,937,431
                 November 18, 1999




   The accompanying notes are an integral part of these financial statements.


                                       13




CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------


  PRINCIPAL                                      YIELD TO
   AMOUNT         DESCRIPTION                MATURITY ON DATE        VALUE
(IN THOUSANDS)   MATURITY DATE                 OF PURCHASE          (NOTE 2)
--------------   -------------                 -----------          -------



COMMERCIAL PAPER - (CONTINUED)


  $  25,000      Coca Cola Company                5.35  %         $  24,938,021
                 November 18, 1999

     14,000      CS First Boston                  5.59               13,746,483
                 March 3, 2000

     25,000      Daimler-Chrysler NA Hldg         5.42               24,933,500
                 November 19, 1999

     25,000      Ford Motor Credit Company        5.41               24,882,222
                 December 3, 1999

      2,000      General Motors Acceptance Corp.  5.82
                                                                      1,969,365
                 February 8, 2000

     18,000      General Motors Acceptance Corp.  5.95               17,701,275
                 February 14, 2000

     14,000      Golden Peanut                    5.41               13,942,289
                 November 29, 1999

     14,000      Goldman Sachs Group LP           6.19               13,794,667
                 January 28, 2000

     16,500      Goldman Sachs Group LP           5.94               16,258,807
                 February 1, 2000

     24,653      Hasbro, Inc.                     5.47               24,499,124
                 December 13, 1999

      3,450      Hasbro, Inc.                     5.94                3,398,106
                 February 4, 2000



   The accompanying notes are an integral part of these financial statements.


                                       14




CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------


  PRINCIPAL                                      YIELD TO
   AMOUNT         DESCRIPTION                MATURITY ON DATE        VALUE
(IN THOUSANDS)   MATURITY DATE                 OF PURCHASE          (NOTE 2)
--------------   -------------                 -----------          -------


COMMERCIAL PAPER - (CONTINUED)

  $  25,000      IBM Credit Corp.                   5.35  %       $24,934,375
                 November 19, 1999

     18,000      Morgan Stanley Dean Witter         5.97          17,772,875
                 January 19, 2000

     17,000      National Rural Utilities           5.89          16,790,787
                 January 18, 2000

     25,000      New Center Asset Funding A-1+      5.43          24,940,889
                 November 17, 1999

     21,000      Proctor & Gamble Co.               5.39          21,000,000
                 November 1, 1999

     25,000      Prudential Funding Corp.           6.19          24,608,333
                 February 3, 2000

     25,000      Riverwoods Funding Corp.           6.29          24,686,014
                 January 14, 2000

     18,000      Salomon Smith Barney Holdings      5.95          17,737,340
                 February 1, 2000

     25,000      San Paolo US Financial Co.         5.36          24,923,292
                 November 22, 1999

     25,000      Sara Lee Corporation               5.40          25,000,000
                 November 1, 1999








   The accompanying notes are an integral part of these financial statements.


                                       15




CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                      YIELD TO
   AMOUNT         DESCRIPTION                MATURITY ON DATE        VALUE
(IN THOUSANDS)   MATURITY DATE                 OF PURCHASE          (NOTE 2)
--------------   -------------                 -----------          -------


COMMERCIAL PAPER - (CONTINUED)

  $   9,025      Sweetwater Capital                 5.46  %       $  9,006,153
                 November 15, 1999

     10,000      Teachers Ins. and Annuity Assoc.   5.39            10,000,000
                 November 1, 1999

     23,000      Triple-A One Funding Corp.         5.47            22,969,123
                 November 10, 1999

     21,000      Wal-Mart Stores Inc.               5.39            21,000,000
                 November 1, 1999

     17,000      Wells Fargo & Company              5.94            16,736,217
                                                                  ------------
                 February 7, 2000

                 Total Commercial Paper                            687,374,268
                                                                  ------------
                 (amortized cost $687,374,268)


U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.7%

      5,000      Federal Home Loan Bank             5.50             4,999,640
                                                                  ------------
                 (amortized cost $4,999,640)
                 July 21, 2000












   The accompanying notes are an integral part of these financial statements.


                                       16




CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------


  PRINCIPAL                                      YIELD TO
   AMOUNT         DESCRIPTION                MATURITY ON DATE        VALUE
(IN THOUSANDS)   MATURITY DATE                 OF PURCHASE          (NOTE 2)
--------------   -------------                 -----------          -------



REPURCHASE AGREEMENT - 2.3%

  $  16,143      Repurchase agreement with           5.32  %      $  16,143,000
                 Goldman Sachs, due November 1,
                 1999 (collateralized by
                 $16,143,000 Government National
                 Mortgage Association Pools, value
                 $16,465,860)
                 (amortized cost $16,143,000)
                                                                  -------------

                 Total investments - 100.0%                        708,516,908
                 (amortized cost $708,516,908)

                 Other assets in excess of
                                                                         3,604
                 liabilities - 0.0%

                 Total net assets - 100.0%                        $ 708,520,512
                                                                  =============





















   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1999
--------------------------------------------------------------------------------


ASSETS:

Investments, at value                                               $708,516,908
Cash
                                                                           2,367
Interest receivable                                                       83,452
Prepaid expenses
                                                                           3,348
          Total Assets
                                                                     708,606,075
                                                                    ------------







LIABILITIES:

Investment advisory fees payable                                          46,693
Accrued trustees' fees and expenses                                        1,965
Other accrued expenses                                                    36,905
                                                                    ------------
          Total Liabilities
                                                                          85,563
                                                                    ------------

          NET ASSETS                                                $708,520,512
                                                                    ============








   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE PERIOD MAY 3, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME:


     Interest                                                         $5,119,880


EXPENSES:


     Investment advisory fees                   76,092
     Accrued trustees' fees and expenses         3,580
     Audit fees                                 25,000
     Offering costs                             15,253
     Custodian fees                             14,386
     Legal fees                                  5,569
    Other expenses
                                                 3,813
                                                ------
          Net expenses                                                   143,693
                                                                      ----------
     NET INVESTMENT INCOME                                            $4,976,187
                                                                      ==========






   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD MAY 3, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 1999
--------------------------------------------------------------------------------

OPERATIONS:

Net investment income                                           $     4,976,187
                                                                ---------------




SHARE TRANSACTIONS:

Contributions                                                     1,913,721,258
Withdrawals                                                      (1,210,176,933)
                                                                ---------------
Net increase in net assets resulting from share transactions        703,544,325
                                                                ---------------

Total increase in net assets                                        708,520,512




NET ASSETS:

Beginning of period
                                                                              0
End of period                                                   $   708,520,512
                                                                ===============



--------------------------------------------------------------------------------
SUPPLEMENTARY DATA:

Ratio to average net assets:
     Net expenses                                                       0.15% *
     Net investment income                                              5.23% *










* - Annualized




   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

Cadre Institutional Investors Trust (the "Trust") (formerly known as Ambac Treasurer's Trust), was organized in April 1996 as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust is comprised of ten series as follows: Cadre Liquid Asset Fund - U.S. Government Series, Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - U.S. Government Series, Cadre Affinity Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio (collectively, the "Funds"). Previously the Trust offered the Ambac U.S. Treasury Money Market Fund, which ceased operations on June 30, 1997. The accompanying financial statements and supplementary data are those of the Money Market Portfolio (the "Portfolio"). The Portfolio commenced operations on May 3, 1999.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

VALUATION OF SECURITIES
Investments are valued at amortized cost, which approximates market value. The amortized cost method of valuation values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of instruments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of discounts and premiums, if any, is recorded on an accrual basis. Net realized gains and losses on sales of securities are determined by the identified cost method.

REPURCHASE AGREEMENTS
The Portfolio may engage in repurchase agreement transactions with institutions that the Trust's adviser has determined are creditworthy pursuant to guidelines established by the Trust's Board of Trustees. The Portfolio's custodian or designated custodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------

repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligations to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

FEDERAL INCOME TAXES
The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. The cost of securities is substantially the same for book and tax purposes.

EXPENSES
Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

NOTE 3 - TRANSACTIONS WITH AFFILIATES

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with Cadre Financial Services, Inc. ("Cadre"), a wholly-owned subsidiary of Ambac Financial Group, Inc., under which Cadre is responsible for certain aspects of the administration and operation of the Fund. For its services, Cadre is paid an annual fee of 0.08% of the Portfolio's average daily net assets.

Cadre Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of Ambac Financial Group, Inc., acts as the exclusive distributor of the Trust's shares.

Certain officers of the Trust may be officers of the Cadre and/or the Distributor or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of Cadre and/or the Distributor or their affiliated companies, are each paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. Members of the Audit Committee receive an attendance fee of $750 for each Audit Committee meeting they attend. The Chairman of the Audit Committee receives an additional $1,000 annual fee. Officers of the Trust receive no compensation from the Trust.

                       CADRE INSTITUTIONAL INVESTORS TRUST
                    CADRE RESERVE FUND - MONEY MARKET SERIES
                                  ANNUAL REPORT

                                OCTOBER 31, 1999

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE RESERVE FUND - MONEY MARKET SERIES
CIIT CHAIRMAN'S ANNUAL REPORT LETTER
--------------------------------------------------------------------------------

Dear Shareholders,

As 1999 comes to a close and we stand poised for the new millenium, I cannot help but reflect on what a year this has been for the Cadre Institutional Investors Trust (the "Fund"). Since the Fund's inception in 1995, there has not been such a robust year of development. This year saw the successful implementation of Y2K readiness projects by our service providers and the full implementation of the Fund's new master/feeder investment structure. During this year, we have enjoyed explosive growth of new assets and investors to record levels.

As many of you know, the Fund developed a master/feeder investment structure to permit the Fund to expand its distribution channels to new markets and shareholders, while permitting us to combine investment assets into our master portfolios. Through this development, the Fund now offers six investment series, each of which has received a AAA rating. As a result, the total assets of the Fund have grown to a record high, as of October 31, 1999, of $893 million; and, the number of shareholders has reached a new high of 335 shareholders. 2000 will present a significant challenge if we hope to surpass the accomplishments of 1999, but I am confident that the Fund's service agents, Cadre Financial Services, Inc. and Cadre Securities, Inc. stand ready to meet this challenge.

We will strive hard to exceed our 1999 accomplishments. For 2000, Cadre will remain focused on the Fund's guiding principles of safety, liquidity and yield, while continuing two major Fund initiatives -Technology and Education.

As we move into the new millennium, we are all faced with increasing demands and decreasing resources. We all face the charge "Do more with less". Therefore, we will increase our focus on one of the most valuable benefits of the Fund - Time. Through the greater use of technology, we expect that the Fund will yield greater TIME savings for you and your staff. Technology gives us the ability to provide you with immediate access to your investments, online, permitting faster processing time and the ability to conduct business on your time. Cadre has invested great resources in the Fund's online reporting system, Compass, and will do even more in 2000. During this coming year, Compass will be further developed to provide enhanced reporting and transaction capability. Through Compass, the Fund will continue to benefit its shareholders by reducing the time spent managing your liquid assets.

Finally, important to us all, is the role of education. In the ever-changing landscape of investments, it is very demanding to stay abreast of the latest developments. The investment world is growing in complexity and the demands of our positions are becoming increasingly challenging. For 2000, Cadre will focus on providing value-added education in the many areas affecting your role as a financial officer. Cadre intends to provide valuable investment and technology seminars designed to help each of us better understand prudent investing and effective cash management.

These initiatives will be as rewarding as they are difficult, but with your continued support of the Fund, we are certain they will be accomplished. We look forward to the millennium ahead.

Sincerely,

William T. Sullivan, Jr.
Chairman

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE RESERVE FUND - MONEY MARKET SERIES
ECONOMIC OVERVIEW
--------------------------------------------------------------------------------

In September 1998, the failure of Long Term Capital Management, a large hedge fund, caused global financial panic, which resulted in a global flight to quality in the U.S. Treasury market. This flight to quality caused the yield on the 30-Year Treasury Bond to decline below 4.75%, its lowest level in history. The Federal Reserve responded by aggressively lowering the overnight bank rate by 75 basis points. In a period of six weeks, the Fed lowered the Fed Funds target interest rate, in a series of three 25 basis point moves (from 5.50% to 4.75%), which included a rare inter-meeting move in October of 1998. The decline in interest rates was a result of the view that the domestic economy would slow dramatically. However, global financial markets stabilized and the domestic economy continued to show resilience.

During the period, Gross Domestic Product (GDP) grew at an annualized rate of 4.3% and in the third quarter GDP was up an impressive 5.5%. The consumer has been the catalyst for this strong economy. The consumer has benefited from a tight labor market as evidenced by an unemployment rate of 4.1% combined with the wealth effect, a result of the impressive gains in the stock market. In fact, in the first quarter of 1999, consumer spending, which accounts for two thirds of economic activity posted its largest gain in eleven years.

This economic strength combined with a lower rate of unemployment, concerned Fed officials enough to begin raising the Fed Funds target interest rate. In fact, beginning on June 30th of 1999, the Fed embarked on a series of three 25 basis point rate increases, with the most recent move occurring on November 16th. This last move completely reversed all the monetary stimulus provided by the Fed in the fourth quarter of 1998.

Although the economy continues to grow at a brisk pace and the Fed has responded by reversing all of the reductions of 1998, inflation still remains absent. The GDP price deflator, a measure of price increases followed by many investors, rose at a 1.1% pace in the third quarter, down from the 1.4% rate of the previous quarter. This data mirrors other inflationary measures. The Producer Price Index (PPI) decreased .1% in October and excluding the volatile food and energy components, the core PPI increased .3%. Through October, core PPI has risen at a .9% annual rate, down from a 1.6% rate during the first ten months of last year. Prices also remain well behaved at the consumer level. The Consumer Price Index (CPI) increased .2% in October and the core CPI increased .2%. Through October, core CPI has risen at a 1.9% annual rate, down from a 2.0% rate during the first ten months of last year

Despite the unemployment rate being at its lowest level since 1970, wages remain well under control. The employment cost index (ECI) increased .9% in the third quarter and benefit costs rose .8%. For the twelve months ended September 30th the ECI rose 3.1%, down from a 3.7% increase for the 12 month period ended September 30th 1998.

Worker productivity has played a large role in the economy's ability to maintain a low unemployment rate with little signs of inflation. In the third quarter, worker productivity increased at a 4.2% annual rate, which was the largest gain since the first quarter of 1998.

In the statement that accompanied the November rate increase, the Fed stated that "the pool of available workers willing to take jobs has been drawn down further in recent months, a trend that must eventually be contained if inflationary imbalances are to remain in check." Therefore, we believe that continued tightening of the labor market or signs of inflation could force another Fed rate increase by the first quarter of 2000.

                              TRUSTEES AND OFFICERS

William T. Sullivan, Jr.                             C. Roderick O'Neil
Chairman and Trustee                                 Trustee

David L. Boyle                                       William J. Reynolds
Trustee                                              Trustee

Russell E. Galipo                                    Dr. Don I. Tharpe
Trustee                                              Trustee

Harvey A. Fein                                       Anne G. Gill, Esq.
Trustee                                              Secretary

Michael P. Flanagan                                  Martin G. Flanigan
Trustee                                              Treasurer

Donald E. Gray, Jr. C.G.F.M.
Trustee

                 INVESTMENT ADVISOR/ADMINISTRATOR/TRANSFER AGENT
                         Cadre Financial Services, Inc.
                               905 Marconi Avenue
                           Ronkonkoma, New York 11779


                                   DISTRIBUTOR
                             Cadre Securities, Inc.
                               905 Marconi Avenue
                           Ronkonkoma, New York 11779


                                    CUSTODIAN
                                     US Bank
                                  US Bank Place
                             601 Second Avenue South
                          Minneapolis, Minnesota 55402


                         INDEPENDENT PUBLIC ACCOUNTANTS
                                    KPMG LLP
                                757 Third Avenue
                            New York, New York 10017


                                  LEGAL COUNSEL
                              Schulte, Roth & Zabel
                                900 Third Avenue
                            New York, New York 10022

KPMG LOGO

     Financial Services
     757 Third Avenue
     New York, NY 10017



                          INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Cadre Institutional Investors Trust Cadre Reserve Fund - Money Market Series:

We have audited the accompanying statement of assets and liabilities of Cadre Institutional Investors Trust - Cadre Reserve Fund - Money Market Series (the "Fund"), as of October 31, 1999, and the related statements of operations, changes in net assets and the financial highlights for the period May 3, 1999 (commencement of operations) through October 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cadre Institutional Investors Trust - Cadre Reserve Fund - Money Market Series as of October 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the period May 3, 1999 (commencement of operations) through October 31, 1999, in conformity with generally accepted accounting principles.


                                                         /s/ KPMG LLP
                                                         ------------
                                                         KPMG LLP
December 14, 1999

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE RESERVE FUND - MONEY MARKET SERIES
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1999
--------------------------------------------------------------------------------

ASSETS:

Investment in Cadre Institutional Investors Trust - Money Market
Portfolio, at value                                                  $22,402,720
Receivable from Advisor                                                   19,561
Prepaid expenses
                                                                           2,514
          Total Assets                                                22,424,795
                                                                     -----------

LIABILITIES:

Accrued trustees' fees and expenses                                           55
Other accrued expenses
                                                                          27,296
          Total Liabilities
                                                                          27,351

          NET ASSETS                                                 $22,397,444
                                                                     ===========

Shares of beneficial interest outstanding                             22,397,444
                                                                     ===========

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE       $      1.00
                                                                     ===========


NET ASSETS CONSIST OF:
Common Stock, at par value                                           $    22,397
Paid-in capital in excess of par value                                22,375,047
                                                                     -----------
     NET ASSETS                                                      $22,397,444
                                                                     ===========








   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE RESERVE FUND - MONEY MARKET SERIES
STATEMENT OF OPERATIONS
FOR THE PERIOD MAY 19, 1999 (COMMENCEMENT OF OPERATIONS)
THROUGH OCTOBER 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME:

INVESTMENT INCOME AND EXPENSES ALLOCATED FROM CIIT
     MONEY MARKET PORTFOLIO

     Interest                                                         $ 190,939

     Expenses                                                             6,114
                                                                      ---------
NET INVESTMENT INCOME FROM CIIT
     MONEY MARKET PORTFOLIO                                             184,825





EXPENSES:
    Administration fees                             $   3,601
    Transfer agent fees                                 1,800
    Trustees' fees and expenses                           172
    Offering costs                                     23,434
    Audit fees                                         10,000
    Custodian fees                                      9,891
     Printing fees                                      6,766
    Registration and filing fees                        2,871
    Legal fees                                          2,329
    Other expenses                                        535
                                                    ---------
          Total expenses                               61,399
          Less: Fee waivers and
               expense reimbursements                 (59,578)
                                                    ---------
          Net expenses                                                    1,821
                                                                      ---------
NET INVESTMENT INCOME                                                 $ 183,004
                                                                      =========












   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE RESERVE FUND - MONEY MARKET SERIES
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD MAY 19, 1999 (COMMENCEMENT OF OPERATIONS)
THROUGH OCTOBER 31, 1999
--------------------------------------------------------------------------------


OPERATIONS:

     Net investment income                                              $    183,004
                                                                        ------------

DIVIDENDS TO SHAREHOLDERS FROM:

     Net investment income (Note 2)                                         (183,004)
                                                                        ------------

SHARE TRANSACTIONS:

     Net proceeds from sale of shares                                     29,768,655
     Net asset value of shares issued to shareholders from
     reinvestment of dividends                                               183,004
     Cost of shares redeemed                                              (7,554,215)
                                                                        ------------
         Net increase in net assets resulting from share transactions     22,397,444
                                                                        ------------

        Total increase in net assets                                      22,397,444

NET ASSETS:

     Beginning of period
                                                                                   0
     End of period                                                      $ 22,397,444
                                                                        ============

OTHER INFORMATION

Share Transactions:
     Shares sold                                                          29,768,655
     Shares issued to shareholders from reinvestment of dividends            183,004
     Shares repurchased                                                   (7,554,215)
                                                                        ------------
          Net increase in shares outstanding                              22,397,444
                                                                        ============












   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE RESERVE FUND - MONEY MARKET SERIES
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

Cadre Institutional Investors Trust (the "Trust") (formerly known as Ambac Treasurer's Trust), was organized in April 1996 as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of ten series as follows: Cadre Liquid Asset Fund - U.S. Government Series, Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - U.S. Government Series, Cadre Affinity Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. Previously the Trust offered the Ambac U.S. Treasury Money Market Fund, which ceased operations on June 30, 1997. The accompanying financial statements and financial highlights are those of the Cadre Reserve Fund - Money Market Series (the "Fund"). The Fund commenced operations on May 19, 1999.

The Fund invests all of its investable assets in the Money Market Portfolio (the "Portfolio"). The Portfolio has the same investment objective as the Fund.

The value of the Fund's investment in the Portfolio, as reflected in the Statement of Assets and Liabilities, reflects the Fund's proportionate interest in the net assets of the Portfolio (0.3% at October 31, 1999.) The Portfolio has the same investment objective as the Fund and the performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

VALUATION OF SECURITIES
Valuation of securities by the Portfolio is discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE RESERVE FUND - MONEY MARKET SERIES
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME
The Fund records its proportionate share of net investment income and realized gains and losses each day. The net investment income and realized gain and loss of the Portfolio is allocated on a pro-rata basis among the Fund and the other investors in the Portfolio at the time of such determination.

DIVIDENDS TO SHAREHOLDERS
Substantially all of the Fund's net investment income and net realized capital gains, if any, are declared as dividends daily and paid monthly. Net short-term capital gains, if any, will be distributed in accordance with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), and may be reflected in the Fund's daily dividend rate. Substantially all of the realized net long-term capital gains, if any, are declared and paid annually, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

FEDERAL INCOME TAXES
The Trust is treated as a separate entity for federal income tax purposes and intends to qualify each year as a "regulated investment company" under Subchapter M of the Code and to make distributions of substantially all of its income, including net realized capital gains, if any, to relieve it from substantially all Federal income and excise taxes. Therefore, no Federal tax provision is required.

EXPENSES
Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

NOTE 3 - TRANSACTIONS WITH AFFILIATES

The Trust, on behalf of the Fund, has entered into an Administration Agreement with Cadre Financial Services, Inc., a wholly-owned subsidiary of Ambac Financial Group, Inc., ("Cadre"), under which Cadre is responsible for certain aspects of the administration and operation of the Fund. For its services, Cadre is paid an annual fee of 0.10% of the Fund's first $250 million average daily net assets, 0.075% of the Fund's next $750 million average daily net assets and 0.05% of the Fund's average daily net assets in excess of $1 billion.

The Trust, on behalf of the Fund, has entered into a Transfer Agent Agreement with Cadre, under which Cadre is responsible for providing shareholder recordkeeping services to the Fund. For its services, Cadre is paid an annual fee of 0.05% of the Fund's first $250 million average daily net assets, 0.04% of the Fund's next $750 million average daily net assets and 0.03% of the Fund's average daily net assets in excess of $1 billion.

Cadre Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of Ambac Financial Group, Inc., acts as the exclusive distributor of the Trust's shares.

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE RESERVE FUND - MONEY MARKET SERIES
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------

Certain officers of the Trust may be officers of Cadre and/or the Distributor or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of Cadre and/or the Distributor or their affiliated companies, are each paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. Members of the Audit Committee receive an attendance fee of $750 for each Audit Committee meeting they attend. The Chairman of the Audit Committee receives an additional $1,000 annual fee. Officers of the Trust receive no compensation from the Trust.

NOTE 4 - WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

Cadre has voluntarily agreed to waive a portion of its fees and to reimburse the Fund for certain expenses to the extent the total operating expenses of the fund exceed 0.22% (annualized) of the Funds average daily net assets. During the period May 19, 1999 (commencement of operations) through October 31, 1999, Cadre waived fees of $5,401 and reimbursed expenses of $ 54,177 so that the Fund could meet this expense limitation.

The Fund has adopted an Excess Expense Reimbursement Plan (the "Plan") pursuant to which the Fund has agreed to reimburse Cadre for any waived fees or reimbursed expenses to the extent the Fund's total operating expenses go below the expense limitation of 0.22% (annualized) of the Fund's average daily net assets. The Plan has a term of three years from its adoption date of March 16, 2002. During the period May 19, 1999 (commencement of operations) through October 31, 1999, the Fund did not reimburse Cadre for any amounts pursuant to the terms of the Plan.

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE RESERVE FUND - MONEY MARKET SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding, is as follows:


                                                                FOR THE PERIOD
                                                                 MAY 19, 1999
                                                               (COMMENCEMENT OF
                                                             OPERATIONS) THROUGH
                                                               OCTOBER 31, 1999
                                                               ----------------

For a share outstanding throughout the period:

Net asset value, beginning of period                           $       1.00
                                                               ------------

Income from investment operations:
     Net investment income (1)
                                                                     0.0230

Less dividends:
     Dividends from net investment income
                                                                     0.0230

Net increase in net asset value
                                                               ------------

Net asset value, end of period                                 $       1.00
                                                               ============


Ratio/Supplemental Data:
Total return                                                           2.50%**
Net assets, end of period (000's)                              $     22,397

Ratio to average net assets:
     Net investment income including reimbursement/waiver              5.08%*
     Operating expenses including reimbursement/waiver                 0.22%*
     Operating expenses excluding reimbursement/waiver                 1.87%*






(1) Net investment income per share before waiver of fees and reimbursement of expense by the Investment Advisor was $0.0156 for the period ended October 31, 1999.

*- Annualized
**- Unannualized



KPMG LOGO

     Financial Services
     757 Third Avenue
     New York, NY 10017



                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------

To the Shareholders and Board of Trustees of Cadre Institutional Investors Trust
Money Market Portfolio:

We have audited the accompanying statement of assets and liabilities of Cadre Institutional Investors Trust - Money Market Portfolio (the "Portfolio"), including the schedule of investment, as of October 31, 1999, and the related statement of operations and the statement of changes in net assets for the period May 3, 1999 (commencement of operations) through October 31, 1999. These financial statements are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Cadre Institutional Investors Trust - Money Market Portfolio as of October 31, 1999, the results of its operations and the changes in its net assets for the period May 3, 1999 (commencement of operations) through October 31, 1999, in conformity with generally accepted accounting principles.


                                                    /s/ KPMG LLP
                                                    ------------
                                                    KPMG LLP
December 14, 1999

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------


  PRINCIPAL                                      YIELD TO
   AMOUNT         DESCRIPTION                MATURITY ON DATE        VALUE
(IN THOUSANDS)   MATURITY DATE                 OF PURCHASE          (NOTE 2)
--------------   -------------                 -----------          -------


COMMERCIAL PAPER - 97.0%

  $   2,000      Akzo Nobel Inc.                5.99  %           $   1,970,779
                 January 31, 2000

     25,000      American Express Credit Corp.  5.39                 24,974,285
                 November 8, 1999

     25,000      American General Corp.         5.44                 24,870,451
                 December 6, 1999

     16,500      Archer Daniels Midland Co.     5.61                 16,239,593
                 February 15, 2000

     25,000      AT&T Corp.                     5.39                 24,967,000
                 November 10, 1999

     18,000      Bankamerica Corp.              5.82                 17,718,715
                 February 10, 2000

     23,000      Bear Stearns Co. Inc.          6.21                 22,677,463
                 January 24, 2000

      2,000      Bear Stearns Co. Inc.          5.59                  1,963,783
                 March 3, 2000

     25,000      Bell Atlantic Network Funding  5.39                 24,897,333
                 November 29, 1999

     20,000      Ciesco LP                      5.43                 19,988,178
                 November 5, 1999

     25,000      Citicorp                       5.40                 24,937,431
                 November 18, 1999




   The accompanying notes are an integral part of these financial statements.


                                       13




CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------


  PRINCIPAL                                      YIELD TO
   AMOUNT         DESCRIPTION                MATURITY ON DATE        VALUE
(IN THOUSANDS)   MATURITY DATE                 OF PURCHASE          (NOTE 2)
--------------   -------------                 -----------          -------



COMMERCIAL PAPER - (CONTINUED)


  $  25,000      Coca Cola Company                5.35  %         $  24,938,021
                 November 18, 1999

     14,000      CS First Boston                  5.59               13,746,483
                 March 3, 2000

     25,000      Daimler-Chrysler NA Hldg         5.42               24,933,500
                 November 19, 1999

     25,000      Ford Motor Credit Company        5.41               24,882,222
                 December 3, 1999

      2,000      General Motors Acceptance Corp.  5.82
                                                                      1,969,365
                 February 8, 2000

     18,000      General Motors Acceptance Corp.  5.95               17,701,275
                 February 14, 2000

     14,000      Golden Peanut                    5.41               13,942,289
                 November 29, 1999

     14,000      Goldman Sachs Group LP           6.19               13,794,667
                 January 28, 2000

     16,500      Goldman Sachs Group LP           5.94               16,258,807
                 February 1, 2000

     24,653      Hasbro, Inc.                     5.47               24,499,124
                 December 13, 1999

      3,450      Hasbro, Inc.                     5.94                3,398,106
                 February 4, 2000



   The accompanying notes are an integral part of these financial statements.


                                       14




CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------


  PRINCIPAL                                      YIELD TO
   AMOUNT         DESCRIPTION                MATURITY ON DATE        VALUE
(IN THOUSANDS)   MATURITY DATE                 OF PURCHASE          (NOTE 2)
--------------   -------------                 -----------          -------


COMMERCIAL PAPER - (CONTINUED)

  $  25,000      IBM Credit Corp.                   5.35  %       $24,934,375
                 November 19, 1999

     18,000      Morgan Stanley Dean Witter         5.97          17,772,875
                 January 19, 2000

     17,000      National Rural Utilities           5.89          16,790,787
                 January 18, 2000

     25,000      New Center Asset Funding A-1+      5.43          24,940,889
                 November 17, 1999

     21,000      Proctor & Gamble Co.               5.39          21,000,000
                 November 1, 1999

     25,000      Prudential Funding Corp.           6.19          24,608,333
                 February 3, 2000

     25,000      Riverwoods Funding Corp.           6.29          24,686,014
                 January 14, 2000

     18,000      Salomon Smith Barney Holdings      5.95          17,737,340
                 February 1, 2000

     25,000      San Paolo US Financial Co.         5.36          24,923,292
                 November 22, 1999

     25,000      Sara Lee Corporation               5.40          25,000,000
                 November 1, 1999








   The accompanying notes are an integral part of these financial statements.


                                       15




CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                      YIELD TO
   AMOUNT         DESCRIPTION                MATURITY ON DATE        VALUE
(IN THOUSANDS)   MATURITY DATE                 OF PURCHASE          (NOTE 2)
--------------   -------------                 -----------          -------


COMMERCIAL PAPER - (CONTINUED)

  $   9,025      Sweetwater Capital                 5.46  %       $  9,006,153
                 November 15, 1999

     10,000      Teachers Ins. and Annuity Assoc.   5.39            10,000,000
                 November 1, 1999

     23,000      Triple-A One Funding Corp.         5.47            22,969,123
                 November 10, 1999

     21,000      Wal-Mart Stores Inc.               5.39            21,000,000
                 November 1, 1999

     17,000      Wells Fargo & Company              5.94            16,736,217
                                                                  ------------
                 February 7, 2000

                 Total Commercial Paper                            687,374,268
                                                                  ------------
                 (amortized cost $687,374,268)


U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.7%

      5,000      Federal Home Loan Bank             5.50             4,999,640
                                                                  ------------
                 (amortized cost $4,999,640)
                 July 21, 2000












   The accompanying notes are an integral part of these financial statements.


                                       16




CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------


  PRINCIPAL                                      YIELD TO
   AMOUNT         DESCRIPTION                MATURITY ON DATE        VALUE
(IN THOUSANDS)   MATURITY DATE                 OF PURCHASE          (NOTE 2)
--------------   -------------                 -----------          -------



REPURCHASE AGREEMENT - 2.3%

  $  16,143      Repurchase agreement with           5.32  %      $  16,143,000
                 Goldman Sachs, due November 1,
                 1999 (collateralized by
                 $16,143,000 Government National
                 Mortgage Association Pools, value
                 $16,465,860)
                 (amortized cost $16,143,000)
                                                                  -------------

                 Total investments - 100.0%                        708,516,908
                 (amortized cost $708,516,908)

                 Other assets in excess of
                                                                         3,604
                 liabilities - 0.0%

                 Total net assets - 100.0%                        $ 708,520,512
                                                                  =============





















   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1999
--------------------------------------------------------------------------------


ASSETS:

Investments, at value                                               $708,516,908
Cash
                                                                           2,367
Interest receivable                                                       83,452
Prepaid expenses
                                                                           3,348
          Total Assets
                                                                     708,606,075
                                                                    ------------







LIABILITIES:

Investment advisory fees payable                                          46,693
Accrued trustees' fees and expenses                                        1,965
Other accrued expenses                                                    36,905
                                                                    ------------
          Total Liabilities
                                                                          85,563
                                                                    ------------

          NET ASSETS                                                $708,520,512
                                                                    ============








   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE PERIOD MAY 3, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME:


     Interest                                                         $5,119,880


EXPENSES:


     Investment advisory fees                   76,092
     Accrued trustees' fees and expenses         3,580
     Audit fees                                 25,000
     Offering costs                             15,253
     Custodian fees                             14,386
     Legal fees                                  5,569
    Other expenses
                                                 3,813
                                                ------
          Net expenses                                                   143,693
                                                                      ----------
     NET INVESTMENT INCOME                                            $4,976,187
                                                                      ==========






   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD MAY 3, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 1999
--------------------------------------------------------------------------------

OPERATIONS:

Net investment income                                           $     4,976,187
                                                                ---------------




SHARE TRANSACTIONS:

Contributions                                                     1,913,721,258
Withdrawals                                                      (1,210,176,933)
                                                                ---------------
Net increase in net assets resulting from share transactions        703,544,325
                                                                ---------------

Total increase in net assets                                        708,520,512




NET ASSETS:

Beginning of period
                                                                              0
End of period                                                   $   708,520,512
                                                                ===============



--------------------------------------------------------------------------------
SUPPLEMENTARY DATA:

Ratio to average net assets:
     Net expenses                                                       0.15% *
     Net investment income                                              5.23% *










* - Annualized




   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

Cadre Institutional Investors Trust (the "Trust") (formerly known as Ambac Treasurer's Trust), was organized in April 1996 as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust is comprised of ten series as follows: Cadre Liquid Asset Fund - U.S. Government Series, Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - U.S. Government Series, Cadre Affinity Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio (collectively, the "Funds"). Previously the Trust offered the Ambac U.S. Treasury Money Market Fund, which ceased operations on June 30, 1997. The accompanying financial statements and supplementary data are those of the Money Market Portfolio (the "Portfolio"). The Portfolio commenced operations on May 3, 1999.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

VALUATION OF SECURITIES
Investments are valued at amortized cost, which approximates market value. The amortized cost method of valuation values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of instruments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of discounts and premiums, if any, is recorded on an accrual basis. Net realized gains and losses on sales of securities are determined by the identified cost method.

REPURCHASE AGREEMENTS
The Portfolio may engage in repurchase agreement transactions with institutions that the Trust's adviser has determined are creditworthy pursuant to guidelines established by the Trust's Board of Trustees. The Portfolio's custodian or designated custodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------

repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligations to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

FEDERAL INCOME TAXES
The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. The cost of securities is substantially the same for book and tax purposes.

EXPENSES
Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

NOTE 3 - TRANSACTIONS WITH AFFILIATES

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with Cadre Financial Services, Inc. ("Cadre"), a wholly-owned subsidiary of Ambac Financial Group, Inc., under which Cadre is responsible for certain aspects of the administration and operation of the Fund. For its services, Cadre is paid an annual fee of 0.08% of the Portfolio's average daily net assets.

Cadre Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of Ambac Financial Group, Inc., acts as the exclusive distributor of the Trust's shares.

Certain officers of the Trust may be officers of the Cadre and/or the Distributor or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of Cadre and/or the Distributor or their affiliated companies, are each paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. Members of the Audit Committee receive an attendance fee of $750 for each Audit Committee meeting they attend. The Chairman of the Audit Committee receives an additional $1,000 annual fee. Officers of the Trust receive no compensation from the Trust.